UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
October 31, 2010

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Nuveen New Jersey Municipal Value Fund
NJV

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Nuveen Pennsylvania Municipal Value Fund
NPN

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors. Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $160 billion of assets across several high-quality affiliates, will manage a combined total of about $185 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at Hyde Park, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman’s
Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more encouraging note, while the global recovery is expanding existing trade imbalances, policy makers in the leading economies are making a sustained effort to create a global framework through which various countries can take complimentary actions that should reduce those imbalances over time.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are implementing another round of quantitative easing, a novel approach to provide support to the economy. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit the Fed’s ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s intervention in the financial markets and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. The continued corporate earnings recovery and recent electoral results are giving a boost to equity markets. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted last summer has the potential to address many of the most significant contributors to the financial crisis, although the details still have to be worked out.

In this difficult environment your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
December 22, 2010

Nuveen Investments 1

Portfolio Manager’s Comments

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
Nuveen New Jersey Municipal Value Fund (NJV)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
Nuveen Pennsylvania Municipal Value Fund (NPN)

Portfolio manager Cathryn Steeves discusses key investment strategies and the six-month performance of the Nuveen New Jersey and Pennsylvania Funds. Cathryn, who joined Nuveen in 1996, has managed NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY since 2006. She added portfolio management responsibility for NJV and NPN at their inceptions in 2009.

What key strategies were used to manage the Nuveen New Jersey and Pennsylvania Funds during the six-month reporting period ended October 31, 2010?

During this period, the combination of strong demand and tighter supply of new tax-exempt municipal issuance continued to create favorable conditions that helped to support municipal bond prices. One reason for the decline in new tax-exempt supply was the considerable issuance of taxable municipal debt under the Build America Bond program. These bonds, first issued in April 2009, offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, providing issuers with an alternative to traditional tax-exempt debt. For the six months ended October 31, 2010, taxable Build America Bond issuance totaled $51.4 billion, representing approximately 24% of new bonds in the municipal marketplace nationwide. In New Jersey and Pennsylvania during this period, Build America Bonds accounted for 27% and 15% of municipal supply, respectively, meaningfully impacting tax-exempt supply in both states. This was especially true in New Jersey, where total municipal issuance was already lower than in Pennsylvania. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for these Funds.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s, Moody’s or Fitch. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

In this environment of constrained issuance of tax-exempt municipal bonds, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the New Jersey Funds found value in several areas, including the higher education, utilities, transportation and tobacco sectors. In the Pennsylvania Funds, our purchases included health care, higher education and port authority bonds. For the most part, all of the Funds focused on bonds with coupons of at least 5% and maturities between 20 and 30 years.

Some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also are not covered by the Build America Bond program, and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program also was evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years. Even though this significantly reduced the availability of tax-exempt credits with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Funds.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Funds fully invested. NQJ, NNJ, NUJ, NQP and NVY also sold a small number of bonds with shorter maturities in order to fund additional purchases. Selling was relatively minimal, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of October 31, 2010, all ten of these Funds continued to use inverse floating rate securities.1 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

1
An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFMA) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

Nuveen Investments 3

How did the Funds perform?

Individual results for the Nuveen New Jersey and Pennsylvania Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 10/31/10

Fund	6-Month	1-Year	5-Year	10-Year
New Jersey Funds
NQJ	5.32%	10.91%	5.30%	6.32%
NNJ	4.84%	10.13%	5.32%	6.36%
NXJ	4.95%	11.10%	5.24%	N/A
NUJ	5.13%	11.42%	5.35%	N/A
NJV2	5.25%	10.83%	N/A	N/A

Standard & Poor’s (S&P) New Jersey Municipal Bond Index3	3.85%	7.61%	5.14%	5.05%

Standard & Poor’s (S&P) National Municipal Bond Index4	4.05%	8.06%	4.98%	5.58%

Lipper Other States Municipal Debt Funds Average5	5.27%	10.55%	5.06%	6.33%

Pennsylvania Funds
NQP	5.50%	11.15%	5.23%	6.20%
NPY	6.21%	12.12%	5.24%	6.54%
NXM	6.05%	12.39%	5.49%	N/A
NVY	5.86%	11.74%	5.47%	N/A
NPN2	4.94%	9.85%	N/A	N/A

Standard & Poor’s (S&P) Pennsylvania Municipal Bond Index3	3.98%	7.74%	5.69%	5.63%

Standard & Poor’s (S&P) National Municipal Bond Index4	4.05%	8.06%	4.98%	5.58%

Lipper Other States Municipal Debt Funds Average5	5.27%	10.55%	5.06%	6.33%

For the six months ended October 31, 2010, the cumulative returns on common share net asset value (NAV) for all ten of the Nuveen New Jersey and Pennsylvania Funds exceeded the returns for their respective S&P New Jersey and Pennsylvania Municipal Bond Indexes and the S&P National Municipal Bond Index. For the same period, NQJ, NQP, NPY, NXM and NVY outperformed the average return for the Lipper Other States Municipal Debt Funds Average, NUJ and NJV performed in line with this average, and NNJ, NXJ and NPN trailed the Lipper average by a small margin.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of leverage was an important positive factor affecting the performances of NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY. The two newer Funds—NJV and NPN—do not use structural leverage, and this impacted their performance during this period. Leverage is discussed in more detail on page six.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. The outperformance of longer term bonds was due in part to the decline in interest rates, particularly in the longer end of the curve. The scarcity of

*	Six-month returns are cumulative; all other returns are annualized.
Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.
For additional information, see the individual Performance Overview for your Fund in this report.
2	Unlike the other eight Funds in this report, NJV and NPN do not use structural leverage.
3
The Standard & Poor’s (S&P) Municipal Bond Indexes for New Jersey and Pennsylvania are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in New Jersey and Pennsylvania, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

4
The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

5
The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; and 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

4 Nuveen Investments

tax-exempt bonds with longer maturities also drove up the prices of these bonds. Overall, yield curve positioning and duration proved positive for the performance of these Funds. All ten of the Funds benefited from their relative underexposure to the underperforming shorter part of the yield curve and overweightings in bonds with intermediate maturities, which performed well. In addition, due in part to differences in tax-exempt supply between the two states, the Pennsylvania Funds tended to have more exposure to bonds at the longer end of the yield curve than the New Jersey Funds, which further enhanced the performance of the Pennsylvania Funds. Among the eight older Funds, NPY had the longest duration, while NNJ had the shortest. Both NJV and NPN had the longer durations typical of newer Funds. Although this resulted a strong positive contribution to the performance of NJV and—to a lesser degree—NPN, the impact of this contribution was not as great in these two Funds as in the other eight because NJV and NPN do not use structural leverage.

Credit exposure also played a role in the performance of these Funds. Demand for municipal bonds increased during this period driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal paper declined, due largely to the Build America Bond program. As investors bid up municipal bond prices, bonds rated A, BBB or below, and non-rated bonds generally outperformed those rated AAA and AA. All of these Funds were overweighted in lower-rated and non-rated bonds and underweighted in bonds rated AAA and AA, which benefited their performance for this period.

Holdings that positively contributed to the Funds’ returns during this period included health care and industrial development revenue bonds. Revenue bonds as a whole performed well, with transportation, special tax, leasing, electric utilities and education among the other sectors that outperformed the general municipal market. Zero coupon bonds also were among the strongest performers. In general, all of these Funds were overweighted in the health care and education sectors relative to the overall municipal market, which tended to be positive for their performances. In the Pennsylvania Funds, this was offset to a slight degree by an underweighting of the utilities sector.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, continued to perform poorly during this period. While these securities continued to provide attractive tax-free income, the underperformance of these bonds can be attributed primarily to the price declines associated with their shorter effective maturities and higher credit quality. All eight of the older Funds were overweighted in pre-refunded bonds, with NQP and NNJ having the largest allocations as of October 31, 2010. As relatively new Funds, NJV and NPN did not hold any pre-refunded bonds. General obligation (GO) and other tax-supported bonds also struggled to keep pace with the municipal market return for the six-month reporting period. All of these Funds tended to be underweighted in tax-supported bonds, which lessened the impact of these holdings. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin, and water and sewer bonds also turned in a relatively weaker performance.

Nuveen Investments 5

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds (excluding NJV and NPN) relative to the comparative indexes was the Funds’ use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds (except NJV and NPN) issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multigenerational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares, a floating rate form of preferred stock. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

6 Nuveen Investments

During 2010, and as of the time this report was prepared, 36 Nuveen leveraged closed-end funds, (including NXJ), received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/ Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 26 of the funds that received demand letters (including NXJ), were named as nominal defendants in a putative shareholder derivative action complaint captioned Safier and Smith v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on July 27, 2010. Three additional funds were named as nominal defendants in a similar complaint captioned Curbow v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on August 12, 2010, and three additional funds were named as nominal defendants in a similar complaint captioned Beidler v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on September 21, 2010 (collectively, the “Complaints”). The Complaints, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaints contain the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaints are without merit, and intends to defend vigorously against these charges.

As of October 31, 2010, the amount of ARPS redeemed by the Funds are as shown in the accompanying table.

Fund	Auction Rate Preferred Shares Redeemed		% of Original Auction Rate Preferred Shares
NQJ	$162,000,000		100.0%
NNJ	$91,600,000		100.0%
NXJ	$4,075,000		8.5%
NUJ	$34,500,000		100.0%
NQP	$132,000,000		100.0%
NPY	$118,100,000		100.0%
NXM	$25,000,000		100.0%
NVY	$28,500,000	*	100.0%

*	Included ARPS noticed for redemption on October 29, 2010.

Nuveen Investments 7

MTP

During the current reporting period, NUJ completed the issuance of $35.1 million of 2.00% Series 2015 MTP, NXM completed the issuance of $23.2 million of 2.10% Series 2015 MTP and NVY completed the issuance of $23.7 million of 2.15% Series 2015 MTP. The net proceeds from these offerings were used to refinance all or a portion of each Fund’s outstanding ARPS at par. The newly-issued MTP shares trade on the New York Stock Exchange under the symbols “NUJ Pr C,” “NXM Pr C,” and “NVY Pr C,” respectively. MTP is a fixed-rate form of preferred stock with a mandatory redemption period, in this case, of five years. By issuing MTP, the Funds seek to take advantage of the current historically low interest rate environment to lock in an attractive federally tax-exempt cost of leverage for a period as long as the term of the MTP. The Funds’ managers believe that issuing MTP may help each Fund mitigate the risk of a significant increase in its cost of leverage should short term interest rates rise sharply in the coming years.

Subsequent to the reporting period, NVY completed the issuance of an additional $850,000 of 2.15%, Series 2015 MTP. The net proceeds from this offering were used to refinance the Fund’s ARPS noticed for redemption at par on October 29, 2010.

VRDP

During the current reporting period, NQJ, NNJ, NQP, and NPY issued $144.3, $88.6, $112.5, and $100.0 million, respectively, of VRDP to redeem at par its remaining outstanding ARPS. As noted previously, VRDP is a newly-developed instrument that essentially replaces all or a portion of the ARPS used as leverage and potentially could be used to refinance all or a portion of the ARPS of other funds. VRDP shares include a liquidity feature that allows holders of VRDP to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. VRDP is offered only to qualified institutional buyers, defined pursuant to Rule 144A under the Securities Act of 1933. VRDPs offer interest rates that are reset frequently on a regular schedule and generally reflect current short-term municipal market interest rates.

Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VRDP Shares.

As of October 31, 2010, 83 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $5.7 billion of the approximately $11.0 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

8 Nuveen Investments

Common Share Dividend
and Share Price Information

During the six-month reporting period ended October 31, 2010, NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM and NVY each had one monthly dividend increase. The monthly dividend of NJV remained stable throughout the period, while NPN’s dividend was reduced effective September 2010.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2010, NQJ, NNJ, NXJ, NUJ, NJV, NQP, NPY, NXM and NVY had positive UNII balances, based upon our best estimates, for tax purposes and positive UNII balances for financial reporting purposes, while NPN had a positive UNII balance, based upon our best estimates, for tax purposes and a negative UNII balance for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of October 31, 2010, and since the inception of the Funds’ repurchase program, the following Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase program, NJV, NVY and NPN have not repurchased any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
NQJ	30,600	0.1%
NNJ	12,900	0.1%
NXJ	7,200	0.1%
NUJ	2,800	0.1%
NQP	220,600	1.4%
NPY	231,200	1.5%
NXM	10,600	0.3%

The Funds did not repurchase and retire any of their outstanding common shares during the six-month reporting period.

Nuveen Investments 9

As of October 31, 2010, the Funds’ common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

Fund	10/31/10 (+) Premium/(-) Discount	6-Month Average (+) Premium/(-) Discount
NQJ	-0.54%	-3.57%
NNJ	+0.13%	-2.24%
NXJ	-0.41%	-4.29%
NUJ	+1.62%	-0.83%
NJV	-3.62%	-4.45%
NQP	-2.64%	-5.16%
NPY	-2.13%	-5.19%
NXM	-1.25%	-2.84%
NVY	-0.99%	-1.90%
NPN	-1.39%	0.00%

10 Nuveen Investments

NQJ Performance OVERVIEW	Nuveen New Jersey Investment Quality Municipal Fund, Inc.
as of October 31, 2010

Fund Snapshot
Common Share Price	$14.71
Common Share
Net Asset Value (NAV)	$14.79
Premium/(Discount) to NAV	-0.54%
Market Yield	5.63%
Taxable-Equivalent Yield1	8.35%
Net Assets Applicable to Common Shares ($000)	$302,476
Average Effective Maturity on Securities (Years)	14.68
Leverage-Adjusted Duration	7.37

Average Annual Total Return
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	11.63%	5.32%
1-Year	20.26%	10.91%
5-Year	6.50%	5.30%
10-Year	6.54%	6.32%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	25.8%
Transportation	18.7%
Health Care	13.7%
Education and Civic Organizations	11.2%
U.S. Guaranteed	10.6%
Water and Sewer	4.6%
Tax Obligation/General	3.8%
Other	11.6%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 11

NNJ Performance OVERVIEW	Nuveen New Jersey Premium Income Municipal Fund, Inc.
as of October 31, 2010

Fund Snapshot
Common Share Price	$15.29
Common Share
Net Asset Value (NAV)	$15.27
Premium/(Discount) to NAV	0.13%
Market Yield	5.38%
Taxable-Equivalent Yield1	7.98%
Net Assets Applicable to Common Shares ($000)	$183,803
Average Effective Maturity on Securities (Years)	13.48
Leverage-Adjusted Duration	7.20

Average Annual Total Return
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	10.71%	4.84%
1-Year	20.59%	10.13%
5-Year	6.74%	5.32%
10-Year	7.26%	6.36%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	28.0%
U.S. Guaranteed	15.8%
Transportation	15.4%
Health Care	11.2%
Education and Civic Organizations	10.3%
Water and Sewer	6.1%
Tax Obligation/General	5.7%
Other	7.5%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0168 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

12 Nuveen Investments

NXJ Performance OVERVIEW	Nuveen New Jersey Dividend Advantage Municipal Fund
as of October 31, 2010

Fund Snapshot
Common Share Price	$14.75
Common Share
Net Asset Value (NAV)	$14.81
Premium/(Discount) to NAV	-0.41%
Market Yield	5.65%
Taxable-Equivalent Yield1	8.38%
Net Assets Applicable to Common Shares ($000)	$97,316
Average Effective Maturity on Securities (Years)	15.29
Leverage-Adjusted Duration	7.43

Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	12.63%	4.95%
1-Year	22.79%	11.10%
5-Year	6.25%	5.24%
Since Inception	5.85%	6.19%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	23.5%
Water and Sewer	15.3%
Transportation	14.7%
Health Care	13.1%
Education and Civic Organizations	12.5%
U.S. Guaranteed	10.2%
Other	10.7%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2009 of $0.0072 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments 13

NUJ Performance OVERVIEW	Nuveen New Jersey Dividend Advantage Municipal Fund 2
as of October 31, 2010

Fund Snapshot
Common Share Price	$15.02
Common Share
Net Asset Value (NAV)	$14.78
Premium/(Discount) to NAV	1.62%
Market Yield	5.71%
Taxable-Equivalent Yield1	8.47%
Net Assets Applicable to Common Shares ($000)	$66,832
Average Effective Maturity on Securities (Years)	15.00
Leverage-Adjusted Duration	7.73

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	5.33%	5.13%
1-Year	16.84%	11.42%
5-Year	6.08%	5.35%
Since Inception	6.27%	6.51%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	21.6%
Transportation	18.1%
Health Care	16.7%
Education and Civic Organizations	10.6%
U.S. Guaranteed	10.4%
Long-Term Care	6.1%
Financials	3.4%
Other	13.1%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2009 of $0.0257 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

14 Nuveen Investments

NJV Performance OVERVIEW	Nuveen New Jersey Municipal Value Fund
as of October 31, 2010

Fund Snapshot
Common Share Price	$15.69
Common Share
Net Asset Value (NAV)	$16.28
Premium/(Discount) to NAV	-3.62%
Market Yield	4.89%
Taxable-Equivalent Yield1	7.26%
Net Assets Applicable to Common Shares ($000)	$25,406
Average Effective Maturity on Securities (Years)	23.90
Leverage-Adjusted Duration	9.32

Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	5.75%	5.25%
1-Year	10.96%	10.83%
Since Inception	8.06%	13.96%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	35.8%
Health Care	30.4%
Education and Civic Organizations	8.2%
Transportation	7.4%
Consumer Staples	5.4%
Other	12.8%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 15

NQP Performance OVERVIEW	Nuveen Pennsylvania Investment Quality Municipal Fund
as of October 31, 2010

Fund Snapshot
Common Share Price	$14.78
Common Share
Net Asset Value (NAV)	$15.18
Premium/(Discount) to NAV	-2.64%
Market Yield	6.13%
Taxable-Equivalent Yield1	8.78%
Net Assets Applicable to Common Shares ($000)	$244,164
Average Effective Maturity on Securities (Years)	14.66
Leverage-Adjusted Duration	7.86

Average Annual Total Return
(Inception 2/21/91)
	On Share Price	On NAV
6-Month (Cumulative)	11.77%	5.50%
1-Year	23.04%	11.15%
5-Year	6.89%	5.23%
10-Year	6.71%	6.20%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	19.7%
Education and Civic Organizations	18.0%
Tax Obligation/General	17.6%
Health Care	9.4%
Transportation	9.3%
Housing/Single Family	5.5%
Water and Sewer	4.8%
Utilities	4.0%
Other	11.7%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

16 Nuveen Investments

NPY Performance OVERVIEW	Nuveen Pennsylvania Premium Income Municipal Fund 2
as of October 31, 2010

Fund Snapshot
Common Share Price	$14.25
Common Share
Net Asset Value (NAV)	$14.56
Premium/(Discount) to NAV	-2.13%
Market Yield	5.89%
Taxable-Equivalent Yield1	8.44%
Net Assets Applicable to Common Shares ($000)	$226,999
Average Effective Maturity on Securities (Years)	16.05
Leverage-Adjusted Duration	8.34

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	13.78%	6.21%
1-Year	23.81%	12.12%
5-Year	6.19%	5.24%
10-Year	8.00%	6.54%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	18.5%
Tax Obligation/General	12.9%
Health Care	12.2%
Transportation	11.9%
U.S. Guaranteed	11.6%
Water and Sewer	7.3%
Utilities	6.1%
Tax Obligation/Limited	5.8%
Other	13.7%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0055 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments 17

NXM Performance OVERVIEW	Nuveen Pennsylvania Dividend Advantage Municipal Fund
as of October 31, 2010

Fund Snapshot
Common Share Price	$14.99
Common Share
Net Asset Value (NAV)	$15.18
Premium/(Discount) to NAV	-1.25%
Market Yield	5.80%
Taxable-Equivalent Yield1	8.31%
Net Assets Applicable to Common Shares ($000)	$50,433
Average Effective Maturity on Securities (Years)	16.48
Leverage-Adjusted Duration	7.49

Average Annual Total Return
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	12.11%	6.05%
1-Year	24.28%	12.39%
5-Year	5.89%	5.49%
Since Inception	6.49%	6.95%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	20.1%
Long-Term Care	13.7%
Health Care	11.9%
Tax Obligation/Limited	9.4%
Tax Obligation/General	9.0%
U.S. Guaranteed	8.6%
Transportation	7.7%
Industrials	4.6%
Housing/Single Family	4.4%
Other	10.6%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2009 of $0.0398 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

18 Nuveen Investments

NVY Performance OVERVIEW	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
as of October 31, 2010

Fund Snapshot
Common Share Price	$15.00
Common Share
Net Asset Value (NAV)	$15.15
Premium/(Discount) to NAV	-0.99%
Market Yield	5.96%
Taxable-Equivalent Yield1	8.54%
Net Assets Applicable to Common Shares ($000)	$56,464
Average Effective Maturity on Securities (Years)	15.18
Leverage-Adjusted Duration	9.15

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.92%	5.86%
1-Year	24.98%	11.74%
5-Year	7.07%	5.47%
Since Inception	6.23%	6.62%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	17.9%
Tax Obligation/General	13.9%
Education and Civic Organizations	13.1%
U.S. Guaranteed	12.1%
Health Care	9.8%
Water and Sewer	6.7%
Long-Term Care	6.5%
Transportation	6.2%
Other	13.8%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0663 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments 19

NPN Performance OVERVIEW	Nuveen Pennsylvania Municipal Value Fund
as of October 31, 2010

Fund Snapshot
Common Share Price	$15.61
Common Share
Net Asset Value (NAV)	$15.83
Premium/(Discount) to NAV	-1.39%
Market Yield	4.84%
Taxable-Equivalent Yield1	6.93%
Net Assets Applicable to Common Shares ($000)	$19,297
Average Effective Maturity on Securities (Years)	23.14
Leverage-Adjusted Duration	7.99

Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	3.69%	4.94%
1-Year	5.55%	9.85%
Since Inception	7.69%	12.02%

Portfolio Composition3
(as a % of total investments)
Health Care	27.8%
Tax Obligation/Limited	17.2%
Water and Sewer	16.3%
Education and Civic Organizations	10.2%
Transportation	4.9%
Housing/Multifamily	4.7%
Housing/Single Family	4.5%
Other	14.4%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.2%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

20 Nuveen Investments

NQJ NNJ NXJ
Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 16, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

	NQJ		NNJ		NXJ
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
Approval of the Board Members was reached as follows:
John P. Amboian
For	18,197,493	—	10,555,678	—	—	—
Withhold	360,395	—	250,202	—	—	—
Total	18,557,888	—	10,805,880	—	—	—
Robert P. Bremner
For	18,192,181	—	10,528,122	—	—	—
Withhold	365,707	—	277,758	—	—	—
Total	18,557,888	—	10,805,880	—	—	—
Jack B. Evans
For	18,203,895	—	10,535,333	—	—	—
Withhold	353,993	—	270,547	—	—	—
Total	18,557,888	—	10,805,880	—	—	—
William C. Hunter
For	—	1,143	—	686	—	655
Withhold	—	150	—	200	—	—
Total	—	1,293	—	886	—	655
David J. Kundert
For	18,201,550	—	10,534,839	—	—	—
Withhold	356,338	—	271,041	—	—	—
Total	18,557,888	—	10,805,880	—	—	—
William J. Schneider
For	—	1,143	—	686	—	655
Withhold	—	150	—	200	—	—
Total	—	1,293	—	886	—	655
Judith M. Stockdale
For	18,179,478	—	10,557,005	—	6,022,671	—
Withhold	378,410	—	248,875	—	121,387	—
Total	18,557,888	—	10,805,880	—	6,144,058	—
Carole E. Stone
For	18,185,535	—	10,550,142	—	6,025,435	—
Withhold	372,353	—	255,738	—	118,623	—
Total	18,557,888	—	10,805,880	—	6,144,058	—
Terence J. Toth
For	18,211,106	—	10,556,517	—	—	—
Withhold	346,782	—	249,363	—	—	—
Total	18,557,888	—	10,805,880	—	—	—

Nuveen Investments 21

NUJ NJV	Shareholder Meeting Report (continued)

	NUJ		NJV
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together	Common
	as a class	as a class	Shares
Approval of the Board Members was reached as follows:
John P. Amboian
For	—	—	—
Withhold	—	—	—
Total	—	—	—
Robert P. Bremner
For	—	—	—
Withhold	—	—	—
Total	—	—	—
Jack B. Evans
For	—	—	—
Withhold	—	—	—
Total	—	—	—
William C. Hunter
For	—	684	1,486,486
Withhold	—	1	56,122
Total	—	685	1,542,608
David J. Kundert
For	—	—	—
Withhold	—	—	—
Total	—	—	—
William J. Schneider
For	—	684	—
Withhold	—	1	—
Total	—	685	—
Judith M. Stockdale
For	4,135,267	—	1,486,486
Withhold	87,675	—	56,122
Total	4,222,942	—	1,542,608
Carole E. Stone
For	4,143,407	—	1,486,486
Withhold	79,535	—	56,122
Total	4,222,942	—	1,542,608
Terence J. Toth
For	—	—	—
Withhold	—	—	—
Total	—	—	—

22 Nuveen Investments

NQP NPY NXM

	NQP		NPY		NXM
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
Approval of the Board Members was reached as follows:
John P. Amboian
For	—	—	—	—	—	—
Withhold	—	—	—	—	—	—
Total	—	—	—	—	—	—
Robert P. Bremner
For	—	—	—	—	—	—
Withhold	—	—	—	—	—	—
Total	—	—	—	—	—	—
Jack B. Evans
For	—	—	—	—	—	—
Withhold	—	—	—	—	—	—
Total	—	—	—	—	—	—
William C. Hunter
For	—	765	—	680	—	450
Withhold	—	250	—	—	—	—
Total	—	1,015	—	680	—	450
David J. Kundert
For	—	—	—	—	—	—
Withhold	—	—	—	—	—	—
Total	—	—	—	—	—	—
William J. Schneider
For	—	765	—	680	—	450
Withhold	—	250	—	—	—	—
Total	—	1,015	—	680	—	450
Judith M. Stockdale
For	14,074,193	—	13,616,257	—	3,090,478	—
Withhold	421,942	—	490,288	—	62,548	—
Total	14,496,135	—	14,106,545	—	3,153,026	—
Carole E. Stone
For	14,052,146	—	13,646,933	—	3,090,478	—
Withhold	443,989	—	459,612	—	62,548	—
Total	14,496,135	—	14,106,545	—	3,153,026	—
Terence J. Toth
For	—	—	—	—	—	—
Withhold	—	—	—	—	—	—
Total	—	—	—	—	—	—

Nuveen Investments 23

NVY NPN	Shareholder Meeting Report (continued)

	NVY		NPN
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together	Common
	as a class	as a class	Shares
Approval of the Board Members was reached as follows:
John P. Amboian
For	—	—	—
Withhold	—	—	—
Total	—	—	—
Robert P. Bremner
For	—	—	—
Withhold	—	—	—
Total	—	—	—
Jack B. Evans
For	—	—	—
Withhold	—	—	—
Total	—	—	—
William C. Hunter
For	—	394	1,074,841
Withhold	—	—	102,899
Total	—	394	1,177,740
David J. Kundert
For	—	—	—
Withhold	—	—	—
Total	—	—	—
William J. Schneider
For	—	394	—
Withhold	—	—	—
Total	—	394	—
Judith M. Stockdale
For	3,515,672	—	1,074,841
Withhold	87,178	—	102,899
Total	3,602,850	—	1,177,740
Carole E. Stone
For	3,487,632	—	1,074,841
Withhold	115,218	—	102,899
Total	3,602,850	—	1,177,740
Terence J. Toth
For	—	—	—
Withhold	—	—	—
Total	—	—	—

24 Nuveen Investments

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$800	5.000%, 1/01/32	1/15 at 100.00	B3	$439,624
690	5.125%, 1/01/37	1/15 at 100.00	B3	378,989
1,490	Total Consumer Discretionary			818,613
	Consumer Staples – 4.3% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,900	4.500%, 6/01/23	6/17 at 100.00	BBB	2,724,260
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	3,182,387
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	7,209,499
17,200	Total Consumer Staples			13,116,146
	Education and Civic Organizations – 15.9% (11.2% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,012,420
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	1,984,500
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	516,035
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.000%, 7/01/27	7/17 at 100.00	BBB+	1,018,380
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	3,656,246
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	2,347,739
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 – NPFG Insured	7/14 at 100.00	A1	126,406
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,379,950
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	2,827,367
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2001G:
1,000	5.250%, 7/01/20 – NPFG Insured	7/11 at 100.00	A+	1,024,350
1,945	5.250%, 7/01/21 – NPFG Insured	7/11 at 100.00	A+	1,989,210
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,338,410
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,629,451
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	187,623
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%, 7/01/16 – FGIC Insured	7/14 at 100.00	A	1,644,081
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	631,545
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	Baa1	494,975
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/21 – FGIC Insured	7/14 at 100.00	A1	1,510,867
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	Baa1	1,078,518
450	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	460,913
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)	12/10 at 101.00	Aaa	2,024,580
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA+	2,150,340

Nuveen Investments 25

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	$743,602
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.227%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	1,230,592
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	4,265,111
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,993,236
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,393,359
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa1	2,130,240
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa1	4,086,720
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	290,670
46,520	Total Education and Civic Organizations			48,167,436
	Financials – 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	5,144,800
	Health Care – 19.6% (13.7% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:
2,200	5.000%, 2/15/25	2/15 at 100.00	BBB	2,199,846
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	1,014,510
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	1,971,552
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	N/R	5,755,233
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.101%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	1,581,174
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BBB–	2,024,540
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	3,815,700
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,310,983
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	400,620
650	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	640,705
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	616,304
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.500%, 7/01/21	7/11 at 100.00	A2	3,026,790
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured	1/11 at 100.00	AA+	3,501,855
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,449,552
1,600	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,450,528
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BB+	1,597,839
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,418,841
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	2,790,891

26 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	$2,770,614
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	691,983
2,160	5.000%, 7/01/36	7/16 at 100.00	A2	2,178,943
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,299,286
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/20	1/11 at 100.00	BBB–	2,002,580
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	2,746,041
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 – NPFG Insured	1/11 at 100.00	Baa1	2,468,837
3,595	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	3,716,187
3,570	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban Renewal Corporation, Series 2001A, 5.200%, 6/01/30	6/12 at 102.00	Aaa	3,662,642
59,685	Total Health Care			59,104,576
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,920,658
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,102,122
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)	4/11 at 101.00	Aaa	2,773,564
5,623	Total Housing/Multifamily			5,796,344
	Housing/Single Family – 2.2% (1.5% of Total Investments)
1,635	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	4/11 at 100.00	Aaa	1,636,472
350	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	348,926
2,330	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001A, 5.200%, 12/01/33	6/11 at 100.00	AAA	2,341,021
2,330	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)	6/11 at 100.00	AAA	2,341,021
6,645	Total Housing/Single Family			6,667,440
	Long-Term Care – 2.7% (1.9% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,678,736
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,141,436
2,720	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36	12/11 at 103.00	Aaa	2,778,779
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	615,664
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	1,102,607
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	N/R	973,460
8,410	Total Long-Term Care			8,290,682

Nuveen Investments 27

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 5.4% (3.8% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
$920	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	AA–	$926,394
880	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	AA–	885,632
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A1	4,595,582
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	1,040,726
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,084,900
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A–	1,807,269
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A–	1,956,329
15,585	Total Tax Obligation/General			16,296,832
	Tax Obligation/Limited – 36.8% (25.8% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	2,172,210
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	2,298,775
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	3,198,391
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,097,210
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,550,853
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,161,253
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,618,551
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series 2003D, 5.000%, 12/01/16 – FGIC Insured	No Opt. Call	N/R	1,523,883
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,110,150
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,220,300
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	6,010,878
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,968,183
2,500	5.750%, 6/15/29	6/14 at 100.00	BBB	2,471,675
5,750	5.750%, 6/15/34	6/14 at 100.00	BBB	5,626,030
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA+	4,965,645
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	5,545,250
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	205,500
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	334,502
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	2,050,379
3,930	5.000%, 9/01/37	9/17 at 100.00	AA–	4,100,759
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	2,204,780
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	AA–	2,548,800
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	3,102,846
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	4,612,484

28 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	AA–	$889,755
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,209,708
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,110,653
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	4,010,520
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	4,969,940
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	4,971,330
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	4,282,696
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
13,755	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	5,244,919
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	2,986,300
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	4,006,627
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	2,671,175
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	AA–	4,515,740
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured	5/15 at 100.00	Aa3	1,674,823
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	1,220,425
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,685,772
139,140	Total Tax Obligation/Limited			111,149,670
	Transportation – 26.6% (18.7% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	2,351,700
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A+	2,097,200
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	4,232,493
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	1,568,175
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured	1/12 at 100.00	AA+	3,011,445
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/10 at 100.00	CCC+	2,874,060
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	3,671,680
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	194,154
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,305,029
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,472,245
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,282,160
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,317,217
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	7,576,939
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.124%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	1,291,040
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	2,099,940

Nuveen Investments 29

Nuveen New Jersey Investment Quality Municipal Fund, Inc. (continued)
NQJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002:
$2,280	5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AA+	$2,402,185
5,000	5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AA+	5,261,950
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	3,721,270
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	6,619,135
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	12,154,137
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33	1/13 at 100.00	A	2,023,620
76,865	Total Transportation			80,527,774
	U.S. Guaranteed – 15.2% (10.6% of Total Investments) (5)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R (5)	2,761,500
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D, 5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A2 (5)	1,680,150
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	2,290,577
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	1,588,228
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,345,780
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,378,146
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	A2 (5)	2,153,340
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (5)	1,451,827
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (5)	1,369,936
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (5)	2,149,481
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	3,150,440
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	8,572,980
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	2,049,818
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	211,140
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	68,869
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,865,470
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	1,421,138
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
955	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,014,907
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,265,200
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,175	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,213,387
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,949,214
40,975	Total U.S. Guaranteed			45,951,528
	Utilities – 3.5% (2.5% of Total Investments)
2,835	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum Tax)	11/10 at 100.00	Caa1	2,810,222

30 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured	12/13 at 100.00	AA+	$2,296,216
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)	4/12 at 101.00	Baa1	2,528,050
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured (Alternative Minimum Tax)	12/10 at 100.00	A	3,000,240
10,390	Total Utilities			10,634,728
	Water and Sewer – 6.5% (4.6% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds, Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	A	3,001,920
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,856,190
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,945,467
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,046,900
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	3,174,420
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (WI/DD, Settling 11/01/10) (Alternative Minimum Tax)	11/20 at 100.00	A	1,083,812
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,150,030
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,119,940
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18	1/11 at 101.00	Aaa	1,271,350
18,915	Total Water and Sewer			19,650,029
$452,443	Total Investments (cost $422,497,397) – 142.6%			431,316,598
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.7)% (6)			(144,300,000)
	Other Assets Less Liabilities – 5.1%			15,458,905
	Net Assets Applicable to Common Shares – 100%			$302,475,503

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments 31

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$480	5.000%, 1/01/32	1/15 at 100.00	B3	$263,774
415	5.125%, 1/01/37	1/15 at 100.00	B3	227,943
895	Total Consumer Discretionary			491,717
	Consumer Staples – 3.8% (2.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
700	4.500%, 6/01/23	6/17 at 100.00	BBB	657,580
3,270	4.750%, 6/01/34	6/17 at 100.00	BBB	2,420,094
5,300	5.000%, 6/01/41	6/17 at 100.00	BBB	3,821,035
9,270	Total Consumer Staples			6,898,709
	Education and Civic Organizations – 14.9% (10.3% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	1,138,973
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	496,125
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	309,621
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	2,149,523
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	3,426,983
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 – NPFG Insured	7/14 at 100.00	A1	107,441
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	990,089
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	1,470,906
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	770,117
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	1,602,813
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,767,986
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,085,968
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	310,596
270	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	276,548
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.50	A	1,413,683
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/15 – NPFG Insured (Alternative Minimum Tax)	12/10 at 101.00	Aaa	997,519
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA+	2,150,340
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	464,751
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.227%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	712,448
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured	4/13 at 100.00	BBB+	2,067,120

32 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured	6/14 at 100.00	A	$1,007,690
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	2,756,353
26,480	Total Education and Civic Organizations			27,473,593
	Financials – 0.8% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,543,440
	Health Care – 16.2% (11.2% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	184,987
620	5.750%, 2/15/34	8/14 at 100.00	BBB	628,996
1,120	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	1,150,072
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.101%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	935,248
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,643,295
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	240,372
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	689,990
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	375,795
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	A2	3,522,295
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.625%, 7/01/12 – AGM Insured	1/11 at 100.00	AA+	1,705,593
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	438,927
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	906,580
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BB+	983,286
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	1,577,505
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,640,261
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,574,213
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
1,245	5.000%, 7/01/36	7/16 at 100.00	A2	1,255,919
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,158,823
2,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/20	1/11 at 100.00	BBB–	2,052,645
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	647,728
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	N/R	1,611,624

Nuveen Investments 33

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,155	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	$2,227,645
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/10 at 100.00	A1	2,659,752
30,020	Total Health Care			29,811,551
	Housing/Multifamily – 3.5% (2.4% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	343,560
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,154,494
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	577,302
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	A+	4,447,755
6,435	Total Housing/Multifamily			6,523,111
	Housing/Single Family – 0.3% (0.2% of Total Investments)
605	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	603,143
	Long-Term Care – 1.5% (1.0% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	983,003
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	N/R	758,258
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.500%, 6/01/21	6/11 at 102.00	A–	1,008,210
2,845	Total Long-Term Care			2,749,471
	Tax Obligation/General – 8.3% (5.7% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured	No Opt. Call	AA	2,901,103
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A1	2,671,850
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	621,078
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,623,808
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,739,306
2,655	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 – FGIC Insured	No Opt. Call	Aa3	2,772,431
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 – AMBAC Insured	9/14 at 100.00	A–	1,884,468
14,090	Total Tax Obligation/General			15,214,044
	Tax Obligation/Limited – 40.8% (28.0% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	1,223,780
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 – AGM Insured	12/13 at 100.00	Aa2	5,955,647

34 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	$1,351,188
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,478,502
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,262,463
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,857,073
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003, 5.250%, 9/15/16	9/13 at 100.00	AAA	1,110,150
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	AA–	3,656,034
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	1,156,871
500	5.750%, 6/15/29	6/14 at 100.00	BBB	494,335
1,600	5.500%, 6/15/31	6/14 at 100.00	BBB	1,567,424
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,485,238
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	3,548,960
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	120,293
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	198,762
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	1,205,185
2,310	5.000%, 9/01/37	9/17 at 100.00	AA–	2,410,370
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25	9/13 at 100.00	AA–	2,773,094
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	2,707,440
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	3,082,080
500	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	AA–	523,385
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured	No Opt. Call	A	1,663,665
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	450,124
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	794,272
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	4,010,520
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	1,964,860
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	3,077,490
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/18 – FGIC Insured	12/15 at 100.00	AA–	2,265,460
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	1,222,055
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
8,090	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	3,084,798
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	1,791,780
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,046,800

Nuveen Investments 35

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	$4,273,880
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	AA–	881,120
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	723,902
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – AGM Insured	3/13 at 100.00	Aaa	2,815,437
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23	6/13 at 100.00	Aa1	2,656,126
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,021,680
90,660	Total Tax Obligation/Limited			74,912,243
	Transportation – 22.4% (15.4% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	2,874,300
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	2,613,625
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	3,354,120
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	2,021,850
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	685,605
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	418,644
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,237,254
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,676,350
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	250,898
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	4/15 at 100.00	Aa3	2,852,768
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	4,329,680
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.124%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	755,258
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	1,049,970
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002, 5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AA+	2,104,780
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	8,017,116
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 – FGIC Insured	10/13 at 100.00	A3	863,932
38,710	Total Transportation			41,106,150
	U.S. Guaranteed – 22.9% (15.8% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured	4/15 at 100.00	Aa2 (5)	2,429,223
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/19 (Pre-refunded 12/15/13) – AGM Insured	12/13 at 100.00	Aa2 (5)	147,904

36 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2003:
$1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A (5)	$1,126,180
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA (5)	1,126,180
2,065	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (5)	2,595,705
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	707,996
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	1,317,769
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,439,611
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	458,556
3,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2001A, 4.750%, 9/01/20 (Pre-refunded 9/01/11)	9/11 at 101.00	AAA	4,138,534
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	824,610
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,852,548
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	3,272,130
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,540,396
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	577,530
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	244,171
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	149,040
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,538,300
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	2,006,646
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	852,683
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	2,504,036
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,290	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,332,144
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,527,898
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds, Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	A3 (5)	394,163
37,025	Total U.S. Guaranteed			42,103,953
	Utilities – 0.7% (0.5% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	1,291,138
	Water and Sewer – 8.8% (6.1% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,490,194
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,260,013
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993, 6.250%, 1/01/14 – AMBAC Insured	No Opt. Call	N/R	1,074,860
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	1,322,675

Nuveen Investments 37

Nuveen New Jersey Premium Income Municipal Fund, Inc. (continued)
NNJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (WI/DD, Settling 11/01/10) (Alternative Minimum Tax)	11/20 at 100.00	A	$421,483
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds, Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1	3,102,139
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series 2005, 5.000%, 8/01/31 – NPFG Insured	8/15 at 100.00	AA	1,739,348
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	3,620,575
630	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12	No Opt. Call	Aa1	658,703
1,355	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured	No Opt. Call	A1	1,508,793
15,605	Total Water and Sewer			16,198,783
$275,390	Total Investments (cost $258,075,317) – 145.2%			266,921,046
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.2)% (6)			(88,600,000)
	Other Assets Less Liabilities – 3.0%			5,482,081
	Net Assets Applicable to Common Shares – 100%			$183,803,127

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

38 Nuveen Investments

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$260	5.000%, 1/01/32	1/15 at 100.00	B3	$142,878
230	5.125%, 1/01/37	1/15 at 100.00	B3	126,330
490	Total Consumer Discretionary			269,208
	Consumer Staples – 4.6% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
800	4.500%, 6/01/23	6/17 at 100.00	BBB	751,520
2,095	4.750%, 6/01/34	6/17 at 100.00	BBB	1,550,489
3,000	5.000%, 6/01/41	6/17 at 100.00	BBB	2,162,850
5,895	Total Consumer Staples			4,464,859
	Education and Civic Organizations – 17.7% (12.5% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	258,018
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	326,518
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,146,755
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	751,890
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A1	63,478
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	990,089
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2001G, 5.250%, 7/01/18 – NPFG Insured	7/11 at 100.00	A+	1,025,380
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured	1/14 at 100.00	A+	1,048,300
1,085	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C, 5.000%, 7/01/31 – FGIC Insured	7/11 at 101.00	A+	1,097,239
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 – FGIC Insured	7/14 at 100.00	A1	676,878
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	Baa1	308,148
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured	7/11 at 100.00	A	205,212
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	A	3,853,157
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	A	1,627,952
135	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	138,274
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	278,851
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.227%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	388,608
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,014,220
500	5.250%, 9/01/31	9/11 at 100.00	BBB	500,980

Nuveen Investments 39

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	$501,095
16,795	Total Education and Civic Organizations			17,201,042
	Energy – 1.0% (0.7% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Baa3	1,018,370
	Financials – 1.9% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/10 at 100.00	N/R	779,663
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	1/11 at 100.00	Ba1	250,940
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	771,720
1,850	Total Financials			1,802,323
	Health Care – 18.4% (13.1% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	314,498
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	575,036
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.101%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	497,902
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	880,155
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,554,525
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	130,202
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	394,280
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	180,382
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	A2	3,522,295
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BB+	377,209
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	736,169
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	876,438
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,679,160
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	670,832
615	5.000%, 7/01/46	7/16 at 100.00	A2	617,036
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/20	1/11 at 100.00	BBB–	1,101,419
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29	1/11 at 100.00	A2	2,501,400

40 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,275	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	$1,317,980
18,010	Total Health Care			17,926,918
	Housing/Multifamily – 0.9% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	587,742
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	314,892
860	Total Housing/Multifamily			902,634
	Long-Term Care – 2.7% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	525,166
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.800%, 11/01/31	11/14 at 100.00	N/R	252,753
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,026,930
335	5.500%, 6/01/31	6/11 at 102.00	A–	339,978
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/11 at 100.00	BB+	443,270
2,670	Total Long-Term Care			2,588,097
	Tax Obligation/General – 2.9% (2.0% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A1	1,068,740
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	335,718
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 – AGM Insured	7/11 at 100.00	AAA	1,379,025
2,650	Total Tax Obligation/General			2,783,483
	Tax Obligation/Limited – 33.1% (23.5% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	734,268
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,929,778
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA+	1,148,680
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	1,200,903
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	725,313
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	983,656
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	1,874,072
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	615,996
600	5.750%, 6/15/29	6/14 at 100.00	BBB	593,202
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,174,128
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	1,330,860

Nuveen Investments 41

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
$65	5.125%, 6/15/27	6/17 at 100.00	Baa3	$65,159
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	111,501
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	641,722
1,235	5.000%, 9/01/37	9/17 at 100.00	AA–	1,288,661
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	601,304
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	994,847
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,449,490
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	AA–	261,693
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	393,859
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	677,631
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	2,005,260
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	1,502,540
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	1,538,745
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	1,409,216
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,315	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,645,353
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	895,890
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,570,200
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	1,068,470
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	AA–	881,120
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	375,872
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	561,924
43,320	Total Tax Obligation/Limited			32,251,313
	Transportation – 20.6% (14.7% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A+	1,048,600
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	1,045,060
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	522,725
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	905,967
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,118,040
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,078,320

42 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	$60,673
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	3,254,220
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	349,149
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,070,540
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	250,898
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.124%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	400,222
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	524,985
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	5,010,699
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series 1999, 5.125%, 11/01/22 – AMBAC Insured	11/10 at 100.50	A–	3,455,919
19,235	Total Transportation			20,096,017
	U.S. Guaranteed – 14.4% (10.2% of Total Investments) (5)
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	458,115
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (5)	794,114
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	821,023
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,172,890
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	609,903
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A+ (5)	716,494
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	987,286
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	1,472,459
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R (5)	1,024,909
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	161,460
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	25,043
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,035,230
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	426,341
2,150	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 (Pre-refunded 7/01/11) – AGM Insured	7/11 at 100.00	AAA	2,222,068
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
825	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	851,953
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,263,949
12,535	Total U.S. Guaranteed			14,043,237
	Utilities – 0.8% (0.6% of Total Investments)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	774,683

Nuveen Investments 43

Nuveen New Jersey Dividend Advantage Municipal Fund (continued)
NXJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 21.5% (15.3% of Total Investments)
$225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	$231,095
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)	11/10 at 100.00	N/R	4,636,482
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)	2/11 at 100.00	A	7,001,259
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	264,535
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (WI/DD, Settling 11/01/10) (Alternative Minimum Tax)	11/20 at 100.00	A	321,130
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured	No Opt. Call	Baa1	8,471,544
28,270	Total Water and Sewer			20,926,045
$154,330	Total Investments (cost $134,671,401) – 140.8%			137,048,229
	Other Assets Less Liabilities – 4.3%			4,192,796
	Auction Rate Preferred Shares, at Liquidation Value – (45.1)% (6)			(43,925,000)
	Net Assets Applicable to Common Shares – 100%			$97,316,025

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

44 Nuveen Investments

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	B3	$98,915
150	5.125%, 1/01/37	1/15 at 100.00	B3	82,389
330	Total Consumer Discretionary			181,304
	Consumer Staples – 4.3% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
600	4.500%, 6/01/23	6/17 at 100.00	BBB	563,640
950	4.750%, 6/01/34	6/17 at 100.00	BBB	703,086
2,200	5.000%, 6/01/41	6/17 at 100.00	BBB	1,586,090
3,750	Total Consumer Staples			2,852,816
	Education and Civic Organizations – 15.3% (10.6% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project, Series 2002C, 4.750%, 7/01/19 – FGIC Insured	7/12 at 100.00	A	3,085,380
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	206,414
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	812,499
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	506,375
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured	1/14 at 100.00	A+	602,773
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2004A, 5.125%, 7/01/19 – FGIC Insured	7/14 at 100.00	A1	537,205
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 – RAAI Insured	7/12 at 100.00	Baa1	1,119,604
105	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	107,546
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	185,900
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.227%, 6/01/30 (IF) (4)	6/19 at 100.00	AA	259,072
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/11 at 100.00	BBB–	1,001,680
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	1,794,135
9,925	Total Education and Civic Organizations			10,218,583
	Energy – 1.5% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Baa3	1,018,370
	Financials – 4.9% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/10 at 100.00	N/R	550,350
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	1/11 at 100.00	Ba1	1,254,700
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,491,992
3,300	Total Financials			3,297,042

Nuveen Investments 45

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 24.0% (16.7% of Total Investments)
$220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	$223,192
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	410,740
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001:
445	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	457,780
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	N/R	1,926,752
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018, 19.101%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	349,877
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	620,687
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,036,350
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	90,140
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	120,254
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	403,572
140	5.625%, 7/01/31	7/11 at 100.00	A2	140,892
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured	1/11 at 100.00	A	510,270
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	1,118,557
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	525,835
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	616,934
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Ba2	1,276,162
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
455	5.000%, 7/01/36	7/16 at 100.00	A2	458,990
435	5.000%, 7/01/46	7/16 at 100.00	A2	436,440
775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/20	1/11 at 100.00	BBB–	776,000
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,429,115
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	1,007,320
960	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA+	992,362
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series 1983A, 5.100%, 12/01/18	12/10 at 100.00	A1	1,104,048
16,220	Total Health Care			16,032,269

46 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.8% (2.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
$380	5.750%, 6/01/31	6/20 at 100.00	Baa3	$398,825
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	209,928
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	A+	1,920,902
2,500	Total Housing/Multifamily			2,529,655
	Housing/Single Family – 0.3% (0.2% of Total Investments)
225	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	224,309
	Long-Term Care – 8.8% (6.1% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	372,554
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A–	1,008,210
4,000	5.500%, 6/01/31	6/11 at 102.00	A–	4,059,440
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/11 at 100.00	BB+	461,001
5,935	Total Long-Term Care			5,901,205
	Tax Obligation/General – 2.0% (1.4% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	A1	748,118
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	212,621
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 – AGM Insured	7/11 at 100.00	AAA	392,958
1,275	Total Tax Obligation/General			1,353,697
	Tax Obligation/Limited – 31.1% (21.6% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	489,512
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	AA	1,105,890
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 – AMBAC Insured	1/15 at 102.00	A–	818,798
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	508,889
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	639,678
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	1,376,175
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	435,705
400	5.750%, 6/15/29	6/14 at 100.00	BBB	395,468
400	5.500%, 6/15/31	6/14 at 100.00	BBB	391,856
700	5.750%, 6/15/34	6/14 at 100.00	BBB	684,908
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	50,122
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	72,718

Nuveen Investments 47

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U:
$435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	$453,901
870	5.000%, 9/01/37	9/17 at 100.00	AA–	907,802
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA+	400,869
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	704,459
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,019,820
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	AA–	209,354
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	331,966
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	583,207
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	1,336,840
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	924,640
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	1,065,285
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 – AGM Insured	6/15 at 100.00	AA+	732,132
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,040	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,159,182
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	597,260
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,308,500
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	AA–	1,431,820
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	269,143
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	357,588
29,140	Total Tax Obligation/Limited			20,763,487
	Transportation – 26.0% (18.1% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	522,725
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	603,978
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured	No Opt. Call	Aa3	1,118,040
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	824,915
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,169,480
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,745,745
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	376,348
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	524,985

48 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth Series 2002, 5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AA+	$3,160,770
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)	6/14 at 100.00	Aa2	2,035,860
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	4,252,876
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	50,107
16,275	Total Transportation			17,385,829
	U.S. Guaranteed – 15.0% (10.4% of Total Investments) (5)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R (5)	1,104,600
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A (5)	208,234
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	824,610
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	698,865
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)	7/12 at 100.00	A2 (5)	1,363,388
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	211,140
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,779,677
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA– (5)	284,228
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	AAA	536,199
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
590	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	609,275
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,404,388
9,000	Total U.S. Guaranteed			10,024,604
	Utilities – 4.6% (3.1% of Total Investments)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/11 at 100.00	A	2,256,898
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	774,683
3,050	Total Utilities			3,031,581
	Water and Sewer – 2.1% (1.5% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	154,064
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)	5/20 at 100.00	A	529,070

Nuveen Investments 49

Nuveen New Jersey Dividend Advantage Municipal Fund 2 (continued)
NUJ	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (WI/DD, Settling 11/01/10) (Alternative Minimum Tax)	11/20 at 100.00	A	$220,777
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	517,225
1,370	Total Water and Sewer			1,421,136
$103,295	Total Investments (cost $94,831,972) – 144.0%			96,235,887
	MuniFund Term Preferred Shares, at Liquidation Value – (52.4)% (6)			(35,050,000)
	Other Assets Less Liabilities – 8.4%			5,645,837
	Net Assets Applicable to Common Shares – 100%			$66,831,724

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

50 Nuveen Investments

Nuveen New Jersey Municipal Value Fund
NJV	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.7% (5.4% of Total Investments)
$2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	$1,441,900
	Education and Civic Organizations – 8.6% (8.2% of Total Investments)
1,000	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36	9/19 at 100.00	A2	1,082,820
30	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	30,728
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AA	1,073,840
2,030	Total Education and Civic Organizations			2,187,388
	Energy – 4.0% (3.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	1,014,390
	Health Care – 32.0% (30.4% of Total Investments)
600	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/25	2/15 at 100.00	BBB	599,958
450	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	431,379
425	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	436,862
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB)	7/19 at 100.00	AA+	2,172,840
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/36	7/16 at 100.00	A–	1,478,550
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	818,700
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A2	1,008,770
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	875,930
300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	314,982
8,025	Total Health Care			8,137,971
	Housing/Multifamily – 4.6% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	104,954
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	52,482
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	1,015,980
1,150	Total Housing/Multifamily			1,173,416
	Tax Obligation/Limited – 37.8% (35.8% of Total Investments)
750	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	781,740
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34	6/14 at 100.00	BBB	978,440
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2009AA, 5.250%, 12/15/33	6/19 at 100.00	AA–	1,085,080
1,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38	10/18 at 100.00	AA–	1,046,770

Nuveen Investments 51

Nuveen New Jersey Municipal Value Fund (continued)
NJV	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	AA–	$2,191,200
6,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	AA–	1,279,329
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,118,230
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	106,224
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	999,960
14,755	Total Tax Obligation/Limited			9,586,973
	Transportation – 7.8% (7.4% of Total Investments)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/10 at 100.00	CCC+	479,010
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	425,844
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	1,082,000
1,900	Total Transportation			1,986,854
	Utilities – 4.0% (3.8% of Total Investments)
1,000	Cumberland County Improvement Authority, New Jersey, Solid Waste System Revenue Bonds, Series 2009B, 5.000%, 1/01/30	1/19 at 100.00	Baa1	1,024,190
	Water and Sewer – 0.9% (0.8% of Total Investments)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	A	220,077
$32,080	Total Investments (cost $23,742,042) – 105.4%			26,773,159
	Floating Rate Obligations – (5.9)%			(1,500,000)
	Other Assets Less Liabilities – 0.5%			132,867
	Net Assets Applicable to Common Shares – 100%			$25,406,026

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not rated.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

52 Nuveen Investments

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.4% (0.3% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,076,100
	Education and Civic Organizations – 27.5% (18.0% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Chatham College, Series 1998A, 5.250%, 9/01/18	3/11 at 100.00	BBB	2,001,540
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	214,656
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.125%, 3/01/32	3/12 at 100.00	AA–	3,112,950
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,194,480
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured	1/12 at 100.00	A	2,057,340
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	1,837,686
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	898,346
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	764,720
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	238,458
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	678,227
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	643,997
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	606,238
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	568,511
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	531,576
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,381,059
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	930,879
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	355,096
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds, Series 2001, 5.000%, 12/15/30 – NPFG Insured	11/11 at 100.00	A	8,036,560
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	5,263,050
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	4,877,886
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,439,133
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	2,708,088
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 – RAAI Insured	7/11 at 100.00	N/R	5,008,900
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	4,257,619
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/20	1/13 at 100.00	A1	332,662
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	AA–	1,043,930

Nuveen Investments 53

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	$2,074,120
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 – RAAI Insured	7/13 at 100.00	A–	3,043,098
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	820,419
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	Aa1	7,048,275
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	620,982
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/18	4/13 at 100.00	Aa2	1,822,143
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	615,198
65,840	Total Education and Civic Organizations			67,027,822
	Health Care – 14.4% (9.4% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,057,701
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,339,026
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa2	1,339,884
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 – AMBAC Insured	11/12 at 100.00	Baa1	1,208,114
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	BBB+	261,918
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	856,142
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	1,993,213
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/12 at 101.00	BB+	250,750
2,800	5.900%, 11/15/28	11/12 at 101.00	BB+	2,700,600
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	3,375,546
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,289,800
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA+	5,569,223
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	BBB+	3,117,120
1,000	5.750%, 7/01/39	7/19 at 100.00	BBB+	1,042,880
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	710,880
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22	6/12 at 101.00	A	1,019,200
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	227,270
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	A3	1,021,510
335	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	363,127

54 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	$1,851,327
1,060	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.029%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	684,961
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, 5.500%, 7/01/29	7/20 at 100.00	Baa1	1,620,065
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	470,888
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	329,807
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32	1/12 at 100.00	BBB	1,510,260
35,173	Total Health Care			35,211,212
	Housing/Multifamily – 3.7% (2.4% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	207,862
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	4,876,950
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,214,398
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	709,088
9,300	Total Housing/Multifamily			9,008,298
	Housing/Single Family – 8.5% (5.5% of Total Investments)
8,770	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	8,834,460
2,085	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	2,117,318
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
1,620	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,642,405
1,620	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	1,642,405
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,352,114
2,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	2,053,055
910	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.250%, 10/01/28 (Alternative Minimum Tax)	4/11 at 100.00	AAA	919,118
2,125	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32 (Alternative Minimum Tax)	10/11 at 100.00	AAA	2,138,366
20,535	Total Housing/Single Family			20,699,241
	Industrials – 4.3% (2.8% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)	5/11 at 101.00	A1	5,078,650
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 – AMBAC Insured	No Opt. Call	A1	5,384,300
10,000	Total Industrials			10,462,950
	Long-Term Care – 3.6% (2.4% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,590,390
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	1,246,729
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+	1,414,560

Nuveen Investments 55

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,000	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	$1,035,690
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,587,278
415	5.000%, 11/01/36	11/16 at 100.00	A	420,150
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	7/11 at 101.00	Baa1	1,504,140
8,795	Total Long-Term Care			8,798,937
	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,283,600
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/10 at 100.00	N/R	1,548,435
3,010	Total Materials			2,832,035
	Tax Obligation/General – 26.9% (17.6% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 – FGIC Insured	5/11 at 100.00	A+	1,834,182
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,178,650
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	AA–	6,776,220
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	N/R	2,851,580
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)	12/16 at 100.00	AA+	5,102,300
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.426%, 3/01/15 (IF)	No Opt. Call	Aa1	5,770,546
1,500	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1	1,795,485
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	Aa1	589,635
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	1,612,815
4,135	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	4,259,670
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured	No Opt. Call	AA+	3,496,950
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aa3	1,148,345
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	777,128
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB)	No Opt. Call	AAA	24,542,271
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003, 5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	A	484,605
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.000%, 4/01/18 – AGM Insured	4/12 at 100.00	AA+	1,538,455
63,395	Total Tax Obligation/General			65,758,837
	Tax Obligation/Limited – 4.6% (3.0% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series 2001, 5.000%, 3/01/29 – FGIC Insured	3/11 at 101.00	A	3,541,580
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,252,564

56 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	$2,932,470
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	813,888
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,734,103
13,105	Total Tax Obligation/Limited			11,274,605
	Transportation – 14.1% (9.3% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	685,579
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	417,928
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)	11/10 at 100.00	Baa1	2,035,407
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	5,548,986
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	4,945,116
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 – AMBAC Insured	12/11 at 101.00	Aa3	2,265,560
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	Aa3	4,153,944
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	3,155,874
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC Insured (Alternative Minimum Tax)	6/11 at 101.00	A+	5,014,750
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,495,492
3,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1	2,805,570
35,615	Total Transportation			34,524,206
	U.S. Guaranteed – 30.1% (19.7% of Total Investments) (4)
2,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 100.00	A+ (4)	2,050,720
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%, 11/01/20 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 100.00	A+ (4)	1,352,591
3,325	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2001, 5.100%, 5/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A1 (4)	3,485,731
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	A3 (4)	1,608,376
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	A (4)	5,257,700
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	A (4)	6,681,871
1,125	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AAA	1,269,270
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)	1/13 at 100.00	A1 (4)	740,214
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	Aa3 (4)	9,199,890
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B, 5.250%, 10/01/30 (Pre-refunded 10/01/11) – AGM Insured	10/11 at 101.00	AA+ (4)	11,544,736

Nuveen Investments 57

Nuveen Pennsylvania Investment Quality Municipal Fund (continued)
NQP	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
$510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	$605,615
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	1,027,442
610	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	Aaa	760,371
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	6,062,748
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1 (4)	3,471,204
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	A+ (4)	6,364,313
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series 2002A, 5.250%, 7/01/13 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,739,323
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1 (4)	1,115,491
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – NPFG Insured	12/10 at 100.00	A (4)	2,014,100
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured	11/15 at 100.00	N/R (4)	3,619,200
2,975	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA	3,622,925
68,400	Total U.S. Guaranteed			73,593,831
	Utilities – 6.1% (4.0% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB	1,322,438
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A	1,442,341
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	719,250
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA+	2,137,500
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	5,398,043
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20	3/12 at 101.00	Baa1	3,788,467
14,570	Total Utilities			14,808,039
	Water and Sewer – 7.4% (4.8% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,201,577
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	2,358,314
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	5,067,600
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	2,000,720
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,674,560
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	541,665
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/31 – FGIC Insured	11/12 at 100.00	A1	1,838,468

58 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA+	$2,294,480
17,370	Total Water and Sewer			17,977,384
$366,108	Total Investments (cost $357,986,184) – 152.8%			373,053,497
	Floating Rate Obligations – (11.0)%			(26,775,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.1)% (5)			(112,500,000)
	Other Assets Less Liabilities – 4.3%			10,385,984
	Net Assets Applicable to Common Shares – 100%			$244,164,481

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

 Nuveen Investments 59

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 26.5% (18.5% of Total Investments)
$1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured	11/10 at 101.00	N/R	$980,429
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	214,656
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured	3/14 at 100.00	A	1,344,737
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	1,102,597
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	4/11 at 100.00	BB+	2,896,650
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	1,681,859
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	823,484
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	A1	1,850,880
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,465,506
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	A1	1,084,580
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	701,800
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	238,458
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	2,897,606
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	BBB+	1,435,754
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	884,335
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	325,088
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	4,299,912
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	4,453,722
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	1,288,701
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	2,473,046
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	3,300,480
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/32	1/13 at 100.00	A1	1,867,195
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	AA–	1,043,930
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	2,074,120
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 – RAAI Insured	7/13 at 100.00	A–	1,343,379
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project, Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured	11/15 at 100.00	A	836,096

60 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	$1,010,900
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	2,168,280
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	Aa1	10,731,546
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	548,534
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	Aa2	1,729,597
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/19	4/13 at 100.00	Aa2	819,615
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	307,599
58,480	Total Education and Civic Organizations			60,225,071
	Health Care – 17.5% (12.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,057,701
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,252,915
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa2	1,236,816
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002, 5.250%, 11/01/16 – AMBAC Insured	11/12 at 100.00	Baa1	1,332,717
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	BBB+	369,491
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	856,142
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/26	3/17 at 100.00	AA–	1,987,940
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	4,822,500
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	3,077,099
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	1,289,800
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA+	4,693,985
2,500	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.500%, 7/01/28	7/19 at 100.00	BBB+	2,597,600
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	650,806
2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22	6/12 at 101.00	A	2,038,400
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	597,245
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,295,737
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,021,510
150	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	162,594

Nuveen Investments 61

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments October 31, 2010 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	$3,687,184
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	1/11 at 100.00	N/R	1,965,520
2,000	5.625%, 7/01/24	1/11 at 100.00	N/R	1,841,480
970	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.029%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	626,804
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	426,042
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	294,152
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	584,833
39,920	Total Health Care			39,767,013
	Housing/Multifamily – 3.9% (2.7% of Total Investments)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22) (Alternative Minimum Tax)	4/12 at 100.00	AAA	2,039,620
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	779,483
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,104,170
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,311,804
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	655,906
8,925	Total Housing/Multifamily			8,890,983
	Housing/Single Family – 5.4% (3.8% of Total Investments)
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	4,029,400
1,060	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	1,076,430
3,060	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	3,102,320
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,352,114
1,630	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,632,429
355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C, 5.200%, 10/01/28	10/17 at 100.00	AA+	371,994
765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/11 at 100.00	AAA	766,307
12,225	Total Housing/Single Family			12,330,994
	Industrials – 2.2% (1.5% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)	5/11 at 101.00	A1	2,031,920
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 – AMBAC Insured	7/12 at 101.00	A1	2,918,053
4,750	Total Industrials			4,949,973

62 Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 6.0% (4.1% of Total Investments)
$1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	$1,590,390
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	4,597,898
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A, 5.000%, 12/01/22 – RAAI Insured	12/12 at 100.00	BBB+	990,300
500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	517,845
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,592,591
230	5.000%, 11/01/36	11/16 at 100.00	A	232,854
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/11 at 100.00	BBB	1,001,480
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	BBB	2,000,260
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/10 at 100.00	BB	1,011,404
13,930	Total Long-Term Care			13,535,022
	Materials – 2.3% (1.6% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,212,289
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/10 at 100.00	N/R	3,981,690
5,690	Total Materials			5,193,979
	Tax Obligation/General – 18.6% (12.9% of Total Investments)
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 8/01/29	8/19 at 100.00	Aa2	3,178,650
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA+	878,833
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA+	1,338,728
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA+	1,293,985
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2007, 5.000%, 9/01/23	9/17 at 100.00	Aaa	292,747
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – AGM Insured	5/16 at 100.00	Aa2	2,347,227
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.426%, 3/01/15 (IF)	No Opt. Call	Aa1	5,776,520
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1	3,830,368
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	Aa1	1,179,270
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	1,612,815
3,775	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	3,888,816
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA+	3,080,484
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	2,247,380
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	N/R	2,168,033
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	913,125

Nuveen Investments 63

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School District, Series 2003:
$360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	A	$392,040
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	A	527,073
1,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School District, Series 2003, 4.000%, 5/01/21 – AGM Insured	5/13 at 100.00	Aa3	1,529,940
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.000%, 4/01/19 – AGM Insured	4/12 at 100.00	AA+	1,611,965
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – AGM Insured	9/15 at 100.00	AA+	1,603,882
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,495,424
47,220	Total Tax Obligation/General			42,187,305
	Tax Obligation/Limited – 8.4% (5.8% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	1,534,740
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,052,570
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	5,446,792
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	A3	6,529,200
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	746,496
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	2,660,531
19,750	Total Tax Obligation/Limited			18,970,329
	Transportation – 17.1% (11.9% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	707,343
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	1,546,334
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	4,697,198
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	4,120,930
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 – AMBAC Insured	12/11 at 101.00	Aa3	3,681,535
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	2,886,601
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	A+	3,155,653
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	7/11 at 101.00	A+	10,044,500
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	A	2,098,520
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	5,947,590
40,435	Total Transportation			38,886,204

64 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 16.7% (11.6% of Total Investments) (4)
$1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000, 5.500%, 12/01/30 (Pre-refunded 12/01/10) – NPFG Insured	12/10 at 101.00	A (4)	$1,719,764
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	A+ (4)	1,347,648
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	A3 (4)	1,855,377
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	N/R (4)	2,864,966
735	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)	No Opt. Call	Aaa	846,382
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series 2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – NPFG Insured	7/11 at 101.00	Aaa	1,565,700
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)	1/13 at 100.00	A1 (4)	4,250,788
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	558,116
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	943,813
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
435	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	449,955
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,654,206
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series 2002A:
1,700	5.250%, 7/01/14 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,830,866
1,200	5.250%, 7/01/15 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,292,376
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1 (4)	1,179,400
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds, Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	2,111,960
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	2,139,317
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AAA	4,493,880
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)	12/11 at 100.00	BBB+ (4)	2,655,250
905	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA	1,102,100
33,940	Total U.S. Guaranteed			37,861,864
	Utilities – 8.7% (6.1% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB	1,190,194
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	BBB	7,594,099
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)	6/12 at 101.00	Baa1	2,038,820
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A	2,168,555
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	719,250
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA+	1,068,750

Nuveen Investments 65

Nuveen Pennsylvania Premium Income Municipal Fund 2 (continued)
NPY	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	$4,965,413
19,615	Total Utilities			19,745,081
	Water and Sewer – 10.5% (7.3% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000, 5.500%, 12/01/30 – NPFG Insured	12/10 at 101.00	A1	308,325
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	1,991,903
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,204,588
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	557,372
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	2,673,825
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	AA–	4,025,040
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	2,000,720
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	1,674,560
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	1,163,712
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,578,830
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	541,665
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA+	2,134,400
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,12/01/34 – AGM Insured	12/14 at 100.00	AA+	2,052,273
23,145	Total Water and Sewer			23,907,213
$328,025	Total Investments (cost $312,088,620) – 143.8%			326,451,031
	Floating Rate Obligations – (5.6)%			(12,745,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.1)% (5)			(100,000,000)
	Other Assets Less Liabilities – 5.9%			13,292,661
	Net Assets Applicable to Common Shares – 100%			$226,998,692

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

66 Nuveen Investments

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.1% (1.5% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,076,100
	Education and Civic Organizations – 29.1% (20.1% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	107,328
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	227,290
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2001, 5.125%, 9/15/31 – AMBAC Insured	9/11 at 100.00	N/R	2,259,450
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	680,526
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	720,749
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 2001, 6.000%, 10/01/31	10/11 at 100.00	BBB	1,010,830
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	273,705
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	317,028
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	155,072
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	154,880
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	206,862
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/27 – NPFG Insured	8/15 at 100.00	A1	1,046,510
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	75,020
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured	6/12 at 100.00	Aa2	1,052,610
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	954,369
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	220,634
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	551,837
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 – RAAI Insured	7/11 at 100.00	N/R	1,502,670
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	770,112
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2002, 5.500%, 1/01/16	1/13 at 100.00	A1	375,827
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	1,084,140
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	401,244
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	113,847
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	233,629
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	153,800
14,350	Total Education and Civic Organizations			14,649,969

Nuveen Investments 67

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 17.2% (11.9% of Total Investments)
$550	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	$473,611
520	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	506,901
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa2	206,136
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	BBB+	74,834
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	856,142
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	206,669
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	578,700
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	668,935
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	257,960
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA+	1,047,468
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	140,174
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	174,417
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,541,913
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/11 at 100.00	N/R	23,019
215	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.029%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	138,931
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital Project, Series 2002, 5.500%, 6/01/17	6/12 at 101.00	A3	1,034,570
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32	1/12 at 100.00	BBB	755,130
8,730	Total Health Care			8,685,510
	Housing/Multifamily – 1.8% (1.3% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	155,897
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	681,842
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	88,636
950	Total Housing/Multifamily			926,375
	Housing/Single Family – 6.4% (4.4% of Total Investments)
1,275	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29 (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,275,676
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	503,675
380	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	385,890

68 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$650	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	$658,990
415	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	415,618
3,220	Total Housing/Single Family			3,239,849
	Industrials – 6.7% (4.6% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)	5/11 at 101.00	A1	2,031,920
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 – AMBAC Insured	7/12 at 101.00	A1	1,326,388
3,250	Total Industrials			3,358,308
	Long-Term Care – 19.9% (13.7% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	196,832
360	5.750%, 1/01/37	1/17 at 100.00	N/R	302,904
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,060,260
265	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	248,408
230	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	238,209
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	202,482
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley Retirement Communities Project, Series 2001, 5.875%, 6/01/31	12/11 at 100.00	A–	2,125,788
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	186,326
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	752,909
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
1,240	5.250%, 6/01/14	1/11 at 100.00	BB	1,218,312
50	5.125%, 6/01/18	1/11 at 100.00	BB	45,338
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	Baa1	676,847
2,875	5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	Baa1	2,784,926
10,180	Total Long-Term Care			10,039,541
	Materials – 4.0% (2.8% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	360,994
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	213,933
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	781,493
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/10 at 100.00	N/R	663,615
2,060	Total Materials			2,020,035
	Tax Obligation/General – 13.1% (9.0% of Total Investments)
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1	359,097
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	403,204

Nuveen Investments 69

Nuveen Pennsylvania Dividend Advantage Municipal Fund (continued)
NXM	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$840	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	$865,326
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured	No Opt. Call	AA+	3,437,490
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	743,545
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	155,426
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	623,856
7,495	Total Tax Obligation/General			6,587,944
	Tax Obligation/Limited – 13.7% (9.4% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	963,900
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	460,422
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	447,355
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA+	1,187,890
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	1,086,100
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured	4/12 at 100.00	A1	1,567,905
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	782,490
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	163,296
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	229,685
7,005	Total Tax Obligation/Limited			6,889,043
	Transportation – 11.1% (7.7% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	141,469
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	710,478
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	1,021,130
880	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Motor License Special Fund, Subordinate Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	Aa3	693,827
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	452,378
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+	818,760
1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	7/11 at 101.00	A+	1,757,788
5,860	Total Transportation			5,595,830
	U.S. Guaranteed – 12.4% (8.6% of Total Investments) (4)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,149,760
2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	Aa3 (4)	2,197,752

70 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	$302,807
350	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/18 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA+ (4)	392,543
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	Aaa	174,511
1,700	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	1,853,901
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1 (4)	197,535
5,765	Total U.S. Guaranteed			6,268,809
	Utilities – 3.9% (2.7% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB	528,975
200	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/12 at 100.00	B1	206,318
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	143,850
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,086,491
1,945	Total Utilities			1,965,634
	Water and Sewer – 3.3% (2.3% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured	11/14 at 100.00	AA+	534,765
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	600,216
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	418,640
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	108,324
1,600	Total Water and Sewer			1,661,945
$73,410	Total Investments (cost $70,575,829) – 144.7%			72,964,892
	Floating Rate Obligations – (2.3)%			(1,175,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.0)% (5)			(23,190,000)
	Other Assets Less Liabilities – 3.6%			1,833,472
	Net Assets Applicable to Common Shares – 100%			$50,433,364

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 71

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 19.1% (13.1% of Total Investments)
$1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28	No Opt. Call	Baa3	$1,073,280
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005, 5.500%, 10/15/25	10/15 at 102.00	N/R	777,744
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	720,749
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 2001, 6.000%, 10/01/31	10/11 at 100.00	BBB	328,520
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	410,558
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	365,388
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	176,461
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/17 – FGIC Insured	8/13 at 100.00	A1	1,571,124
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	174,240
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010, 5.625%, 4/01/40	4/20 at 100.00	BBB+	206,862
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	80,022
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	1,113,431
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	285,821
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	623,371
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	880,128
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	452,466
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	124,196
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%, 5/01/33	5/16 at 100.00	BBB–	274,261
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/20	4/13 at 100.00	Aa2	1,091,190
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	51,267
10,410	Total Education and Civic Organizations			10,781,079
	Health Care – 14.3% (9.8% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	538,194
600	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	584,886
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health Center Project, Series 2010A, 7.000%, 7/01/27	7/20 at 100.00	Baa2	309,204
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	BBB+	88,865

72 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	$856,142
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006, 5.900%, 7/01/40	7/16 at 100.00	N/R	242,611
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 5.900%, 11/15/28	11/12 at 101.00	BB+	578,700
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured	7/18 at 100.00	AA+	761,556
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA+	1,180,318
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	160,198
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	184,987
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	309,414
245	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.029%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	158,317
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital Project, Series 2002, 6.250%, 6/01/22	6/12 at 101.00	A3	1,499,721
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	25,347
600	6.250%, 1/01/32	1/12 at 100.00	BBB	604,104
8,175	Total Health Care			8,082,564
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	207,862
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	779,248
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	106,363
1,120	Total Housing/Multifamily			1,093,473
	Housing/Single Family – 5.8% (3.9% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A:
245	4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	246,801
250	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	251,838
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A:
215	4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	218,333
215	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)	4/15 at 100.00	AA+	218,333
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A:
375	5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	380,186
370	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA+	375,117
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,097,657
465	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	465,692
3,235	Total Housing/Single Family			3,253,957

Nuveen Investments 73

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 5.6% (3.8% of Total Investments)
$3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A1	$3,158,940
	Long-Term Care – 9.6% (6.5% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	223,673
400	5.750%, 1/01/37	1/17 at 100.00	N/R	336,560
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.375%, 1/01/39	1/19 at 100.00	N/R	1,060,260
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	281,217
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	310,707
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	207,544
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	186,326
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	752,909
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
1,260	5.250%, 6/01/14	1/11 at 100.00	BB	1,237,963
50	5.125%, 6/01/18	1/11 at 100.00	BB	45,338
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	Baa1	757,665
5,485	Total Long-Term Care			5,400,162
	Materials – 4.3% (2.9% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB	412,564
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	285,244
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	1,041,990
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/10 at 100.00	N/R	663,615
2,430	Total Materials			2,403,413
	Tax Obligation/General – 20.2% (13.9% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 – FGIC Insured	10/12 at 100.00	A	1,786,702
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17 (UB)	No Opt. Call	AA–	4,517,480
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	A+	780,122
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	A+	1,076,030
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	403,204
950	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	978,643
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA+	256,707
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B, 0.000%, 1/15/32 – FGIC Insured	No Opt. Call	A	840,674

74 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	$174,854
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	623,856
12,305	Total Tax Obligation/General			11,438,272
	Tax Obligation/Limited – 26.1% (17.9% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	963,900
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA+	1,586,295
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured	3/12 at 100.00	A	2,129,980
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	9/11 at 100.00	Baa1	4,003,000
485	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	510,511
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA+	1,425,468
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	A1	1,048,960
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A1	1,816,465
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	834,656
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	184,032
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	229,685
14,695	Total Tax Obligation/Limited			14,732,952
	Transportation – 9.0% (6.2% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series 2003, 5.250%, 7/01/17	7/13 at 100.00	A2	141,469
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	752,270
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	1,021,130
875	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Motor License Special Fund, Subordinate Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	Aa3	689,885
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	721,650
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+	818,760
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	940,060
5,395	Total Transportation			5,085,224

Nuveen Investments 75

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (continued)
NVY	Portfolio of Investments October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 17.6% (12.1% of Total Investments) (4)
$100	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	$102,397
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)	10/12 at 101.00	N/R (4)	1,276,818
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R (4)	1,149,760
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 57.97	N/R (4)	626,879
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	Aa3 (4)	71,555
2,445	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33 (Pre-refunded 7/15/11) – AMBAC Insured	7/11 at 101.00	Aa3 (4)	2,560,771
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	374,056
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA+ (4)	1,850,558
55	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	Aaa	68,558
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AA+ (4)	1,596,135
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1 (4)	261,443
9,615	Total U.S. Guaranteed			9,938,930
	Utilities – 2.8% (1.9% of Total Investments)
225	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/12 at 100.00	B1	232,108
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+	148,988
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 – AMBAC Insured	10/17 at 100.00	BBB+	1,219,230
1,610	Total Utilities			1,600,326
	Water and Sewer – 9.8% (6.7% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds, Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	AA–	4,528,170
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+	600,216

76 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39	12/19 at 100.00	A	$418,635
5,500	Total Water and Sewer			5,547,021
$82,975	Total Investments (cost $79,743,235) – 146.1%			82,516,313
	Floating Rate Obligations – (7.8)%			(4,430,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.0)% (5)			(23,700,000)
	Other Assets Less Liabilities – 3.7%			2,078,090
	Net Assets Applicable to Common Shares – 100%			$56,464,403

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 28.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 77

Nuveen Pennsylvania Municipal Value Fund
NPN	Portfolio of Investments
October 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (3.5% of Total Investments)
$650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	$645,418
	Education and Civic Organizations – 9.8% (10.2% of Total Investments)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30	10/18 at 100.00	BBB	730,141
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg College Project, Series 2009, 5.250%, 2/01/39	2/19 at 100.00	A+	517,910
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	BBB+	491,990
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 6.000%, 8/01/35	8/20 at 100.00	BBB+	51,749
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	102,533
1,825	Total Education and Civic Organizations			1,894,323
	Health Care – 26.8% (27.8% of Total Investments)
750	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	No Opt. Call	Aa3	783,960
750	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2009A, 5.250%, 6/01/39	6/19 at 100.00	AA	791,865
350	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	335,517
350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	359,769
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	541,980
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	1/11 at 100.00	BBB	250,258
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	1,069,643
745	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A1	826,578
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	209,988
5,095	Total Health Care			5,169,558
	Housing/Multifamily – 4.6% (4.7% of Total Investments)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	51,966
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	10/19 at 100.00	Aaa	825,568
850	Total Housing/Multifamily			877,534
	Housing/Single Family – 4.3% (4.5% of Total Investments)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2009-105-C, 5.000%, 10/01/39	4/19 at 100.00	AA+	831,167
	Long-Term Care – 4.2% (4.3% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1, 6.250%, 11/15/29	11/19 at 100.00	BBB+	801,758
	Tax Obligation/General – 3.8% (3.9% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33	8/19 at 100.00	Aa2	732,130

78 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 16.6% (17.2% of Total Investments)
$550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	$573,276
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured	11/16 at 100.00	N/R	965,338
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	No Opt. Call	A1	828,690
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	838,672
3,125	Total Tax Obligation/Limited			3,205,976
	Transportation – 4.7% (4.9% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–	250,757
580	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Motor License Special Fund, Subordinate Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	Aa3	457,295
30	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	Baa3	28,202
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3	177,540
1,050	Total Transportation			913,794
	Utilities – 2.6% (2.7% of Total Investments)
505	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	1/11 at 100.00	BB+	505,626
	Water and Sewer – 15.8% (16.3% of Total Investments)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured	2/17 at 100.00	AA–	759,788
750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.682%, 6/15/33 (IF)	6/19 at 100.00	AA+	954,509
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	799,148
500	5.250%, 1/01/36	1/19 at 100.00	A1	527,120
2,750	Total Water and Sewer			3,040,565
$18,100	Total Investments (cost $16,756,691) – 96.5%			18,617,849
	Other Assets Less Liabilities – 3.5%			679,062
	Net Assets Applicable to Common Shares – 100%			$19,296,911

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments 79

Statement of
Assets & Liabilities
October 31, 2010 (Unaudited)

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage (NXJ	)	New Jersey Dividend Advantage 2 (NUJ	)	New Jersey Municipal Value (NJV	)
Assets
Investments, at value (cost $422,497,397, $258,075,317, $134,671,401, $94,831,972 and $23,742,042, respectively)	$431,316,598		$266,921,046		$137,048,229		$96,235,887		$26,773,159
Cash	10,631,012		2,520,620		2,877,266		4,248,458		—
Cash equivalents(1)	—		—		—		—		—
Receivables:
Interest	6,779,256		3,965,477		2,160,269		1,539,852		420,388
Investments sold	200,000		—		—		—		—
Deferred offering costs	789,863		626,828		—		851,305		—
Other assets	140,788		89,132		27,914		12,070		509
Total assets	449,857,517		274,123,103		142,113,678		102,887,572		27,194,056
Liabilities
Cash overdraft	—		—		—		—		174,153
Floating rate obligations	—		—		—		—		1,500,000
Payables:
Investments purchased	1,080,000		420,000		320,000		220,000		—
Auction Rate Preferred shares noticed for redemption, at liquidation value	—		—		—		—		—
Auction Rate Preferred share dividends	32,154		24,055		2,661		2,648		N/A
Common share dividends	1,226,630		711,644		432,146		312,361		88,117
Interest	—		—		—		58,417		—
Offering costs	335,655		307,663		—		333,597		—
MuniFund Term Preferred shares, at liquidation value	—		—		—		35,050,000		—
Variable Rate Demand Preferred shares, at liquidation value	144,300,000		88,600,000		—		—		—
Accrued expenses:
Management fees	238,205		146,680		71,281		46,317		13,350
Other	169,370		109,934		46,565		32,508		12,410
Total liabilities	147,382,014		90,319,976		872,653		36,055,848		1,788,030
Auction Rate Preferred shares, at liquidation value	—		—		43,925,000		—		N/A
Net assets applicable to Common shares	$302,475,503		$183,803,127		$97,316,025		$66,831,724		$25,406,026
Common shares outstanding	20,453,722		12,036,596		6,569,912		4,522,880		1,560,787
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.79		$15.27		$14.81		$14.78		$16.28
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$204,537		$120,366		$65,699		$45,229		$15,608
Paid-in surplus	288,707,338		171,874,978		93,329,738		64,171,128		22,286,072
Undistributed (Over-distribution of) net investment income	4,186,320		2,691,242		1,353,954		993,196		40,490
Accumulated net realized gain (loss)	558,107		270,812		189,806		218,256		32,739
Net unrealized appreciation (depreciation)	8,819,201		8,845,729		2,376,828		1,403,915		3,031,117
Net assets applicable to Common shares	$302,475,503		$183,803,127		$97,316,025		$66,831,724		$25,406,026
Authorized shares:
Common	200,000,000		200,000,000		Unlimited		Unlimited		Unlimited
Auction Rate Preferred	1,000,000		1,000,000		Unlimited		Unlimited		N/A
MuniFund Term Preferred	—		—		—		Unlimited		—
Variable Rate Demand Preferred	Unlimited		Unlimited		—		—		—

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

80 Nuveen Investments

	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)	Pennsylvania Municipal Value (NPN	)
Assets
Investments, at value (cost $357,986,184, $312,088,620, $70,575,829, $79,743,235 and $16,756,691, respectively)	$373,053,497		$326,451,031		$72,964,892		$82,516,313		$18,617,849
Cash	2,084,812		2,863,765		507,936		837,437		445,437
Cash equivalents(1)	—		—		—		23,009,363		—
Receivables:
Interest	5,779,815		5,321,378		1,158,616		1,107,125		314,988
Investments sold	3,461,377		6,001,720		145,000		80,030		5,000
Deferred offering costs	696,062		660,080		672,543		688,615		—
Other assets	112,668		102,188		8,863		35,093		382
Total assets	385,188,231		341,400,162		75,457,850		108,273,976		19,383,656
Liabilities
Cash overdraft	—		—		—		—		—
Floating rate obligations	26,775,000		12,745,000		1,175,000		4,430,000		—
Payables:
Investments purchased	—		—		—		—		—
Auction Rate Preferred shares noticed for redemption, at liquidation value	—		—		—		23,000,000		—
Auction Rate Preferred share dividends	26,919		29,371		1,908		1,809		N/A
Common share dividends	1,044,548		976,899		227,557		268,657		64,722
Interest	—		—		36,524		5,662		—
Offering costs	336,966		338,482		328,750		328,750		—
MuniFund Term Preferred shares, at liquidation value	—		—		23,190,000		23,700,000		—
Variable Rate Demand Preferred shares, at liquidation value	112,500,000		100,000,000		—		—		—
Accrued expenses:
Management fees	191,393		176,906		37,057		38,033		10,684
Other	148,924		134,812		27,690		36,662		11,339
Total liabilities	141,023,750		114,401,470		25,024,486		51,809,573		86,745
Auction Rate Preferred shares, at liquidation value	—		—		—		—		N/A
Net assets applicable to Common shares	$244,164,481		$226,998,692		$50,433,364		$56,464,403		$19,296,911
Common shares outstanding	16,080,898		15,595,551		3,321,984		3,726,116		1,219,351
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.18		$14.56		$15.18		$15.15		$15.83
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$160,809		$155,956		$33,220		$37,261		$12,194
Paid-in surplus	227,911,990		213,703,116		47,185,363		52,829,583		17,417,805
Undistributed (Over-distribution of) net investment income	3,549,153		3,469,158		799,864		944,178		(7,190)
Accumulated net realized gain (loss)	(2,524,784)		(4,691,949)		25,854		(119,697)		12,944
Net unrealized appreciation (depreciation)	15,067,313		14,362,411		2,389,063		2,773,078		1,861,158
Net assets applicable to Common shares	$244,164,481		$226,998,692		$50,433,364		$56,464,403		$19,296,911
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred	Unlimited		Unlimited		Unlimited		Unlimited		N/A
MuniFund Term Preferred	—		—		Unlimited		Unlimited		—
Variable Rate Demand Preferred	Unlimited		Unlimited		—		—		—

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 81

Statement of
Operations
Six Months Ended October 31, 2010 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage (NXJ )	New Jersey Dividend Advantage 2 (NUJ )	New Jersey Municipal Value (NJV	)
Investment Income	$10,890,886	$6,555,952	$3,502,276	$2,465,204	$744,220
Expenses
Management fees	1,406,440	866,711	458,220	317,952	78,195
Auction fees	87,453	58,520	33,214	16,895	N/A
Dividend disbursing agent fees	15,342	16,218	5,041	10,000	N/A
Shareholders’ servicing agent fees and expenses	16,194	9,878	838	858	88
Interest expense and amortization of offering costs	175,331	108,710	—	71,695	6,735
Liquidity fees	248,011	152,278	—	—	—
Custodian’s fees and expenses	44,348	28,649	17,300	13,418	4,639
Directors’/Trustees’ fees and expenses	5,513	3,382	2,238	1,202	281
Professional fees	20,805	13,990	57,740	7,476	4,643
Shareholders’ reports – printing and mailing expenses	21,991	16,586	15,439	11,730	2,934
Stock exchange listing fees	4,582	4,582	458	315	169
Other expenses	—	—	256	2,332	2,991
Total expenses before custodian fee credit and expense reimbursement	2,046,010	1,279,504	590,744	453,873	100,675
Custodian fee credit	(4,408)	(1,323)	(864)	(379)	(42)
Expense reimbursement	—	—	(36,234)	(50,156)	—
Net expenses	2,041,602	1,278,181	553,646	403,338	100,633
Net investment income	8,849,284	5,277,771	2,948,630	2,061,866	643,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	449,534	128,347	28,936	45,119	—
Change in net unrealized appreciation (depreciation) of investments	6,441,994	3,445,407	1,849,199	1,283,375	639,548
Net realized and unrealized gain (loss)	6,891,528	3,573,754	1,878,135	1,328,494	639,548
Distributions to Auction Rate Preferred Shareholders
From net investment income	(240,946)	(155,641)	(94,168)	(65,715)	N/A
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(240,946)	(155,641)	(94,168)	(65,715)	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	$15,499,866	$8,695,884	$4,732,597	$3,324,645	$1,283,135
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

82 Nuveen Investments

	Pennsylvania Investment Quality (NQP )	Pennsylvania Premium Income 2 (NPY )	Pennsylvania Dividend Advantage (NXM )	Pennsylvania Dividend Advantage 2 (NVY )	Pennsylvania Municipal Value (NPN )
Investment Income	$9,466,235	$8,452,839	$1,871,014	$2,121,854	$558,256
Expenses
Management fees	1,129,472	1,041,491	235,835	266,672	62,743
Auction fees	71,811	63,607	9,994	17,392	N/A
Dividend disbursing agent fees	11,232	16,218	10,000	5,041	N/A
Shareholders’ servicing agent fees and expenses	17,527	15,099	906	784	87
Interest expense and amortization of offering costs	213,368	175,914	52,220	27,555	—
Liquidity fees	193,356	171,872	—	—	—
Custodian’s fees and expenses	37,409	33,379	10,943	11,284	4,046
Directors’/Trustees’ fees and expenses	4,414	4,045	892	971	213
Professional fees	16,663	15,348	6,457	6,768	4,359
Shareholders’ reports – printing and mailing expenses	17,881	14,903	10,455	11,312	3,174
Stock exchange listing fees	4,582	4,582	232	260	128
Other expenses	—	—	3,942	2,587	3,150
Total expenses before custodian fee credit and expense reimbursement	1,717,715	1,556,458	341,876	350,626	77,900
Custodian fee credit	(295)	(1,360)	(637)	(115)	(332)
Expense reimbursement	—	—	(18,601)	(42,065)	—
Net expenses	1,717,420	1,555,098	322,638	308,446	77,568
Net investment income	7,748,815	6,897,741	1,548,376	1,813,408	480,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	414,721	46,088	130,927	139,577	(2,036)
Change in net unrealized appreciation (depreciation) of investments	5,039,154	6,651,027	1,306,552	1,295,751	436,320
Net realized and unrealized gain (loss)	5,453,875	6,697,115	1,437,479	1,435,328	434,284
Distributions to Auction Rate Preferred Shareholders
From net investment income	(194,386)	(174,266)	(46,873)	(49,096)	N/A
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(194,386)	(174,266)	(46,873)	(49,096)	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	$13,008,304	$13,420,590	$2,938,982	$3,199,640	$914,972
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 83

Statement of
Changes in Net Assets (Unaudited)

	New Jersey Investment Quality (NQJ)		New Jersey Premium Income (NNJ)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Operations
Net investment income	$8,849,284	$18,717,128	$5,277,771	$10,849,430
Net realized gain (loss) from investments	449,534	233,477	128,347	152,799
Change in net unrealized appreciation (depreciation) of investments	6,441,994	26,574,736	3,445,407	12,104,576
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(240,946)	(607,748)	(155,641)	(359,067)
From accumulated net realized gains	—	—	—	(54,178)
Net increase (decrease) in net assets applicable to Common shares from operations	15,499,866	44,917,593	8,695,884	22,693,560
Distributions to Common Shareholders
From net investment income	(8,406,479)	(15,463,016)	(4,916,949)	(8,895,046)
From accumulated net realized gains	—	—	—	(202,215)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(8,406,479)	(15,463,016)	(4,916,949)	(9,097,261)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Repurchased and retired	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	7,093,387	29,454,577	3,778,935	13,596,299
Net assets applicable to Common shares at the beginning of period	295,382,116	265,927,539	180,024,192	166,427,893
Net assets applicable to Common shares at the end of period	$302,475,503	$295,382,116	$183,803,127	$180,024,192
Undistributed (Over-distribution of) net investment income at the end of period	$4,186,320	$3,984,461	$2,691,242	$2,486,061

See accompanying notes to financial statements.

84 Nuveen Investments

	New Jersey Dividend Advantage (NXJ)		New Jersey Dividend Advantage 2 (NUJ)		New Jersey Municipal Value (NJV)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Operations
Net investment income	$2,948,630	$5,946,742	$2,061,866	$4,257,761	$643,587	$1,088,719
Net realized gain (loss) from investments	28,936	212,974	45,119	242,640	—	31,233
Change in net unrealized appreciation (depreciation) of investments	1,849,199	9,065,987	1,283,375	6,247,786	639,548	2,391,569
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(94,168)	(195,346)	(65,715)	(125,424)	N/A	N/A
From accumulated net realized gains	—	(11,965)	—	(28,590)	N/A	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	4,732,597	15,018,392	3,324,645	10,594,173	1,283,135	3,511,521
Distributions to Common Shareholders
From net investment income	(2,716,658)	(4,901,156)	(1,924,225)	(3,539,791)	(599,342)	(1,092,472)
From accumulated net realized gains	—	(47,303)	—	(116,187)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,716,658)	(4,948,459)	(1,924,225)	(3,655,978)	(599,342)	(1,092,472)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—	—	1,412,160
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	21,226	16,041	—	—
Repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	21,226	16,041	—	1,412,160
Net increase (decrease) in net assets applicable to Common shares	2,015,939	10,069,933	1,421,646	6,954,236	683,793	3,831,209
Net assets applicable to Common shares at the beginning of period	95,300,086	85,230,153	65,410,078	58,455,842	24,722,233	20,891,024
Net assets applicable to Common shares at the end of period	$97,316,025	$95,300,086	$66,831,724	$65,410,078	$25,406,026	$24,722,233
Undistributed (Over-distribution of) net investment income at the end of period	$1,353,954	$1,216,150	$993,196	$921,270	$40,490	$(3,755)
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 85

Statement of
Changes in Net Assets (Unaudited) (continued)

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Operations
Net investment income	$7,748,815	$15,528,056	$6,897,741	$14,161,218
Net realized gain (loss) from investments	414,721	773,454	46,088	631,514
Change in net unrealized appreciation (depreciation) of investments	5,039,154	17,712,020	6,651,027	19,352,139
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(194,386)	(496,083)	(174,266)	(452,125)
From accumulated net realized gains	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	13,008,304	33,517,447	13,420,590	33,692,746
Distributions to Common Shareholders
From net investment income	(7,212,285)	(12,820,803)	(6,534,536)	(12,032,678)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,212,285)	(12,820,803)	(6,534,536)	(12,032,678)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Repurchased and retired	—	(681,095)	—	(285,937)
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	(681,095)	—	(285,937)
Net increase (decrease) in net assets applicable to Common shares	5,796,019	20,015,549	6,886,054	21,374,131
Net assets applicable to Common shares at the beginning of period	238,368,462	218,352,913	220,112,638	198,738,507
Net assets applicable to Common shares at the end of period	$244,164,481	$238,368,462	$226,998,692	$220,112,638
Undistributed (Over-distribution of) net investment income at the end of period	$3,549,153	$3,207,009	$3,469,158	$3,280,219

See accompanying notes to financial statements.

86 Nuveen Investments

	Pennsylvania Dividend Advantage (NXM)		Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Operations
Net investment income	$1,548,376	$3,195,336	$1,813,408	$3,629,769	$480,688	$843,167
Net realized gain (loss) from investments	130,927	165,906	139,577	271,629	(2,036)	12,525
Change in net unrealized appreciation (depreciation) of investments	1,306,552	4,967,411	1,295,751	4,435,061	436,320	1,424,838
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(46,873)	(87,707)	(49,096)	(76,694)	N/A	N/A
From accumulated net realized gains	—	(20,673)	—	(41,621)	N/A	N/A
Net increase (decrease) in net assets applicable to Common shares from operations	2,938,982	8,220,273	3,199,640	8,218,144	914,972	2,280,530
Distributions to Common Shareholders
From net investment income	(1,440,081)	(2,630,923)	(1,659,939)	(3,043,985)	(470,260)	(860,284)
From accumulated net realized gains	—	(132,215)	—	(247,021)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,440,081)	(2,763,138)	(1,659,939)	(3,291,006)	(470,260)	(860,284)
Capital Share Transactions
Common shares:
Proceeds from sale of shares, net of offering costs	—	—	—	—	—	1,440,936
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	4,570	—	46,742	127,893
Repurchased and retired	—	(109,964)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	(109,964)	4,570	—	46,742	1,568,829
Net increase (decrease) in net assets applicable to Common shares	1,498,901	5,347,171	1,544,271	4,927,138	491,454	2,989,075
Net assets applicable to Common shares at the beginning of period	48,934,463	43,587,292	54,920,132	49,992,994	18,805,457	15,816,382
Net assets applicable to Common shares at the end of period	$50,433,364	$48,934,463	$56,464,403	$54,920,132	$19,296,911	$18,805,457
Undistributed (Over-distribution of) net investment income at the end of period	$799,864	$738,442	$944,178	$839,805	$(7,190)	$(17,618)
N/A – Fund does not issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 87

Statement of
Cash Flows
Six Months Ended October 31, 2010 (Unaudited)

	New Jersey Investment Quality (NQJ )	New Jersey Premium Income (NNJ )	New Jersey Dividend Advantage 2 (NUJ )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$15,499,866	$8,695,884	$3,324,645
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(21,426,173)	(7,489,060)	(4,873,717)
Proceeds from sales and maturities of investments	29,242,918	8,748,610	5,382,436
Amortization (Accretion) of premiums and discounts, net	111,084	121,912	10,816
(Increase) Decrease in receivable for interest	265,691	53,756	36,282
(Increase) Decrease in receivable for investments sold	30,000	—	—
(Increase) Decrease in other assets	(35,673)	13,034	(586)
Increase (Decrease) in payable for investments purchased	1,080,000	420,000	220,000
Increase (Decrease) in payable for Auction Rate Preferred share dividends	25,925	22,088	1,841
Increase (Decrease) in payable for interest	—	—	58,417
Increase (Decrease) in accrued management fees	12,041	7,144	3,369
Increase (Decrease) in accrued other liabilities	(35,395)	(17,806)	(5,227)
Net realized (gain) loss from investments	(449,534)	(128,347)	(45,119)
Change in net unrealized (appreciation) depreciation of investments	(6,441,994)	(3,445,407)	(1,283,375)
Taxes paid on undistributed capital gains	(59)	—	(344)
Net cash provided by (used in) operating activities	17,878,697	7,001,808	2,829,438
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	—	(239)	(1,871)
(Increase) Decrease in cash equivalents(1)	—	—	—
Increase (Decrease) in floating rate obligations	—	—	—
Cash distributions paid to Common shareholders	(8,354,750)	(4,886,784)	(1,886,401)
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value	(143,450,000)	(87,875,000)	(31,225,000)
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value	—	—	35,050,000
Increase (Decrease) in Variable Rate Demand Preferred shares, at liquidation value	144,300,000	88,600,000	—
Increase (Decrease) in Auction Rate Preferred shares noticed for redemptions, at liquidation value	—	—	—
(Increase) Decrease in deferred offering costs	(789,863)	(626,828)	(851,305)
Increase (Decrease) in payable for offering costs	335,655	307,663	333,597
Net cash provided by (used in) financing activities	(7,958,958)	(4,481,188)	1,419,020
Net Increase (Decrease) in Cash	9,919,739	2,520,620	4,248,458
Cash at the beginning of period	711,273	—	—
Cash at the End of Period	$10,631,012	$2,520,620	$4,248,458
Supplemental Disclosure of Cash Flow Information

Non-cash activities not included herein consist of reinvestment of Common share distributions of $0, $0 and $21,266 for New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ) and New Jersey Advantage 2 (NUJ).

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	New Jersey Dividend Advantage 2 (NUJ	)
Cash paid for interest (excluding amortization of offering costs)	$169,444		$104,038		$57,250

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.

See accompanying notes to financial statements.

88 Nuveen Investments

	Pennsylvania Investment Quality (NQP )	Pennsylvania Premium Income 2 (NPY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$13,008,304	$13,420,590
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(5,053,164)	(10,773,343)
Proceeds from sales and maturities of investments	12,849,325	14,135,489
Amortization (Accretion) of premiums and discounts, net	(16,533)	(321,419)
(Increase) Decrease in receivable for interest	57,118	34,888
(Increase) Decrease in receivable for investments sold	(3,221,377)	1,146,491
(Increase) Decrease in other assets	(19,681)	(21,205)
Increase (Decrease) in payable for investments purchased	(2,475,661)	(858,480)
Increase (Decrease) in payable for Auction Rate Preferred share dividends	24,340	25,056
Increase (Decrease) in payable for interest	—	—
Increase (Decrease) in accrued management fees	9,982	10,264
Increase (Decrease) in accrued other liabilities	(22,747)	69,567
Net realized (gain) loss from investments	(414,721)	(46,088)
Change in net unrealized (appreciation) depreciation of investments	(5,039,154)	(6,651,027)
Taxes paid on undistributed capital gains	—	(30)
Net cash provided by (used in) operating activities	9,686,031	10,170,753
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	(819,241)	(1,235,713)
(Increase) Decrease in cash equivalents(1)	—	—
Increase (Decrease) in floating rate obligations	(30,000)	40,000
Cash distributions paid to Common shareholders	(7,142,882)	(6,514,677)
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value	(111,750,000)	(99,275,000)
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value	—	—
Increase (Decrease) in Variable Rate Demand Preferred shares, at liquidation value	112,500,000	100,000,000
Increase (Decrease) in Auction Rate Preferred shares noticed for redemptions, at liquidation value	—	—
(Increase) Decrease in deferred offering costs	(696,062)	(660,080)
Increase (Decrease) in payable for offering costs	336,966	338,482
Net cash provided by (used in) financing activities	(7,601,219)	(7,306,988)
Net Increase (Decrease) in Cash	2,084,812	2,863,765
Cash at the beginning of period	—	—
Cash at the End of Period	$2,084,812	$2,863,765
Supplemental Disclosure of Cash Flow Information

	Pennsylvania Investment Quality (NQP )	Pennsylvania Premium Income 2 (NPY )
Cash paid for interest (excluding amortization of offering costs)	$208,180	$170,994

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.

See accompanying notes to financial statements.

Nuveen Investments 89

Statement of
Cash Flows (continued)

Six Months Ended October 31, 2010 (Unaudited)

	Pennsylvania Dividend Advantage (NXM )	Pennsylvania Dividend Advantage 2 (NVY )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$2,938,982	$3,199,640
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(5,388,548)	(3,222,187)
Proceeds from sales and maturities of investments	3,145,396	3,706,879
Amortization (Accretion) of premiums and discounts, net	(46,956)	(22,704)
(Increase) Decrease in receivable for interest	7,043	33,469
(Increase) Decrease in receivable for investments sold	2,172,135	(75,030)
(Increase) Decrease in other assets	(512)	(5,554)
Increase (Decrease) in payable for investments purchased	(200,814)	(200,814)
Increase (Decrease) in payable for Auction Rate Preferred share dividends	1,036	447
Increase (Decrease) in payable for interest	36,524	5,662
Increase (Decrease) in accrued management fees	2,274	1,865
Increase (Decrease) in accrued other liabilities	12,449	1,203
Net realized (gain) loss from investments	(130,927)	(139,577)
Change in net unrealized (appreciation) depreciation of investments	(1,306,552)	(1,295,751)
Taxes paid on undistributed capital gains	(1,491)	(764)
Net cash provided by (used in) operating activities	1,240,039	1,986,784
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	—	—
(Increase) Decrease in cash equivalents(1)	—	(23,009,363)
Increase (Decrease) in floating rate obligations	(5,000)	(25,000)
Cash distributions paid to Common shareholders	(1,433,632)	(1,649,058)
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value	(22,500,000)	(23,000,000)
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value	23,190,000	23,700,000
Increase (Decrease) in Variable Rate Demand Preferred shares, at liquidation value	—	—
Increase (Decrease) in Auction Rate Preferred shares noticed for redemptions, at liquidation value	—	23,000,000
(Increase) Decrease in deferred offering costs	(672,543)	(688,615)
Increase (Decrease) in payable for offering costs	328,750	328,750
Net cash provided by (used in) financing activities	(1,092,425)	(1,343,286)
Net Increase (Decrease) in Cash	147,614	643,498
Cash at the beginning of period	360,322	193,939
Cash at the End of Period	$507,936	$837,437
Supplemental Disclosure of Cash Flow Information

Non-cash activities not included herein consist of reinvestment of Common shares distributions of $0 and $4,570 for Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY).

	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)
Cash paid for interest (excluding amortization of offering costs)	$41,913		$25,672

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.

See accompanying notes to financial statements.

90 Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen New Jersey Municipal Value Fund (NJV), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM), Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) and Nuveen Pennsylvania Municipal Value Fund (NPN) (collectively, the “Funds”). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY), are traded on the New York Stock Exchange (“NYSE”) while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), New Jersey Municipal Value (NJV), Pennsylvania Dividend Advantage (NXM), Pennsylvania Dividend Advantage 2 (NVY) and Pennsylvania Municipal Value (NPN) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1 or Level 2, which is usually the case for municipal bonds.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Nuveen Investments 91

Notes to
Financial Statements (Unaudited) (continued)

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At October 31, 2010, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage (NXJ) and New Jersey Dividend Advantage 2 (NUJ) had outstanding when-issued/delayed delivery purchase commitments of $1,080,000, $420,000, $320,000 and $220,000, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) do not issue Auction Rate Preferred Shares (“ARPS”). The following Funds have issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of October 31, 2010, the number of ARPS outstanding for each Fund is as follows:

	New Jersey Dividend Advantage (NXJ	)	Pennsylvania Dividend Advantage 2 (NVY	)
Number of shares:
Series M	—		920
Series T	1,757		—

92 Nuveen Investments

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of October 31, 2010, the aggregate amount of outstanding ARPS redeemed, including ARPS noticed for redemption, by each Fund is as follows:

	New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend
	Quality		Income		Advantage		Advantage 2
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)
ARPS redeemed, at liquidation value	$162,000,000		$91,600,000		$4,075,000		$34,500,000

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend
	Quality		Income 2		Advantage		Advantage 2
	(NQP	)	(NPY	)	(NXM	)	(NVY	)
ARPS redeemed, at liquidation value	$132,000,000		$118,100,000		$25,000,000		$28,500,000

During the fiscal year ended October 31, 2010, lawsuits pursuing claims made in a demand letter alleging that New Jersey Dividend Advantage’s (NXJ) Board of Trustees breached their fiduciary duties related to the redemption at par of its ARPS had been filed on behalf of shareholders of New Jersey Dividend Advantage (NXJ), against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of New Jersey Dividend Advantage (NXJ). Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. New Jersey Dividend Advantage (NXJ) believes that these lawsuits will not have a material effect on it or on the Adviser’s ability to serve as investment adviser to it.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends, which are recognized as interest expense for financial reporting purposes, will be paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of October 31, 2010, the number of MTP Shares outstanding, fixed annual rate and NYSE “ticker” symbol for each Fund are as follows:

	New Jersey Dividend Advantage 2 (NUJ)			Pennsylvania Dividend Advantage (NXM)			Pennsylvania Dividend Advantage 2 (NVY)
	Shares Outstanding	Fixed Annual Rate	NYSE Ticker	Shares Outstanding	Fixed Annual Rate	NYSE Ticker	Shares Outstanding	Fixed Annual Rate	NYSE Ticker
Series 2015	3,505,000	2.00%	NUJ Pr C	2,319,000	2.10%	NXM Pr C	2,370,000	2.15%	NVY Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

	New Jersey Dividend Advantage 2 (NUJ	)	Pennsylvania Dividend Advantage (NXM	)	Pennsylvania Dividend Advantage 2 (NVY	)
	Series 2015		Series 2015		Series 2015
Term Redemption Date	November 1, 2015		November 1, 2015		November 1, 2015
Optional Redemption Date	November 1, 2011		November 1, 2011		November 1, 2011
Premium Expiration Date	October 31, 2012		October 31, 2012		October 31, 2012

Nuveen Investments 93

Notes to
Financial Statements (Unaudited) (continued)

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended October 31, 2010, was as follows:

	New Jersey Dividend Advantage 2 (NUJ	)*	Pennsylvania Dividend Advantage (NXM	)**	Pennsylvania Dividend Advantage 2 (NVY	)***
Average liquidation value of MTP Shares outstanding	$34,372,581		$23,190,000		$23,700,000

*	For the period October 1, 2010 (issuance date of shares) through October 31, 2010.
**	For the period October 4, 2010 (issuance date of shares) through October 31, 2010.
***	For the period October 27, 2010 (issuance date of shares) through October 31, 2010.

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering were recorded as reductions of offering costs recognized by the Funds. During the six months ended October 31, 2010, there was no amounts earned by New Jersey Dividend Advantage (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY).

Variable Rate Demand Preferred Shares
The following funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) issued their VRDP Shares in a privately negotiated offering in August 2010. Proceeds from each Fund’s offering were used to redeem a portion of each Fund’s outstanding ARPS. The VRDP Shares were offered to institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of October 31, 2010, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	New Jersey Investment Quality (NQJ	)	New Jersey Premium Income (NNJ	)	Pennsylvania Investment Quality (NQP	)	Pennsylvania Premium Income 2 (NPY	)
Series	1		1		1		1
Shares outstanding	1,443		886		1,125		1,000
Maturity	August 1, 2040		August 1, 2040		August 1, 2040		August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended October 31, 2010, were as follows:

	New Jersey	*	New Jersey	*	Pennsylvania	*	Pennsylvania	*
	Investment Quality (NQJ	)	Premium Income (NNJ	)	Investment Quality (NQP	)	Premium Income 2 (NPY	)
Average liquidation value outstanding	144,300,000		88,600,000		112,500,000		100,000,000
Annualized dividend rate	0.53%		0.53%		0.53%		0.53%

*  For the period August 12, 2010 (issuance date of shares) through October 31, 2010.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition

94 Nuveen Investments

to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, which is recognized as “Liquidity fees” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended October 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At October 31, 2010, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Maximum exposure to Recourse Trusts	$6,385,000		$3,725,000		$2,010,000		$1,380,000		$—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—		$2,250,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended October 31, 2010, were as follows:

	New Jersey		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Municipal		Investment		Premium		Dividend		Dividend
	Value		Quality		Income 2		Advantage		Advantage 2
	(NJV	)	(NQP	)	(NPY	)	(NXM	)	(NVY	)
Average floating rate obligations outstanding	$1,500,000		$26,799,946		$12,844,783		$1,195,788		$4,450,788
Average annual interest rate and fees	0.89%		0.56%		0.83%		0.89%		0.89%

Nuveen Investments 95

Notes to
Financial Statements (Unaudited) (continued)

Derivative Financial Instruments
Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended October 31, 2010.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, where applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses ($15,000 per Fund) and pay all offering costs (other than the sales load) that exceed $.03 per share for New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN). New Jersey Municipal Value’s (NJV) and Pennsylvania Municipal Value’s (NPN) share of offering costs ($46,614 and $36,024, respectively) were recorded as reductions of the proceeds from the sale of shares.

Offering Costs
Costs incurred by New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) in connection with their offerings of MTP Shares ($865,750, $682,850 and $690,500, respectively) were recorded as deferred charges, which will be amortized over the 5-year life of the shares. Costs incurred by New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) in connection with their offerings of VRDP Shares ($795,750, $631,500, $701,250, and $665,000, respectively) were recorded as deferred charges which will be amortized over the 30-year life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

96 Nuveen Investments

2. Fair Value Measurements
In determining the fair value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of October 31, 2010:

New Jersey Investment Quality (NQJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$431,316,598	$—	$431,316,598
New Jersey Premium Income (NNJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$266,921,046	$—	$266,921,046
New Jersey Dividend Advantage (NXJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$137,048,229	$—	$137,048,229
New Jersey Dividend Advantage 2 (NUJ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$96,235,887	$—	$96,235,887
New Jersey Municipal Value (NJV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$26,773,159	$—	$26,773,159
Pennsylvania Investment Quality (NQP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$373,053,497	$—	$373,053,497
Pennsylvania Premium Income 2 (NPY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$326,451,031	$—	$326,451,031
Pennsylvania Dividend Advantage (NXM)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$72,964,892	$—	$72,964,892
Pennsylvania Dividend Advantage 2 (NVY)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$82,516,313	$—	$82,516,313
Pennsylvania Municipal Value (NPN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$18,617,849	$—	$18,617,849

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended October 31, 2010.

Nuveen Investments 97

Notes to
Financial Statements (Unaudited) (continued)

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	New Jersey Investment Quality (NQJ)		New Jersey Premium Income (NNJ)		New Jersey Dividend Advantage (NXJ)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	—	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—	—	—

	New Jersey Dividend Advantage 2 (NUJ)		New Jersey Municipal Value (NJV)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Common shares:
Sold*	—	—	—	98,787
Issued to shareholders due to reinvestment of distributions	1,447	1,112	—	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—

	Pennsylvania Investment Quality (NQP)		Pennsylvania Premium Income 2 (NPY)		Pennsylvania Dividend Advantage (NXM)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	(53,200)	—	(23,300)	—	(8,600)
Weighted average Common share:
Price per share repurchased and retired	—	$12.78	—	$12.25	—	$12.77
Discount per share repurchased and retired	—	12.13%	—	11.67%	—	11.69%

	Pennsylvania Dividend Advantage 2 (NVY)		Pennsylvania Municipal Value (NPN)
	Six Months Ended 10/31/10	Year Ended 4/30/10	Six Months Ended 10/31/10	Year Ended 4/30/10
Common shares:
Sold*	—	—	—	100,800
Issued to shareholders due to reinvestment of distributions	307	—	3,001	8,551
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—

*	New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) were the only Funds to sell Common shares during the fiscal year April 30, 2010.

98 Nuveen Investments

Preferred Shares
New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) do not issue ARPS. Transactions in ARPS were as follows:

	New Jersey Investment Quality (NQJ)				New Jersey Premium Quality (NNJ)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	2,834	$70,850,000	126	$3,150,000	—	$—	—	$—
Series T	—	—	—	—	599	14,975,000	25	625,000
Series W	—	—	—	—	1,381	34,525,000	59	1,475,000
Series TH	1,772	44,300,000	78	1,950,000	1,535	38,375,000	65	1,625,000
Series F	1,132	28,300,000	51	1,275,000	—	—	—	—
Total	5,738	$143,450,000	255	$6,375,000	3,515	$87,875,000	149	$3,725,000

	New Jersey Dividend Advantage (NXJ)				New Jersey Dividend Advantage 2 (NUJ)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	—	$—	124	$3,100,000	—	$—	—	$—
Series W	—	—	—	—	1,249	31,225,000	55	1,375,000
Total	—	$—	124	$3,100,000	1,249	$31,225,000	55	$1,375,000

	Pennsylvania Investment Quality (NQP)				Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	—	$—	710	$17,750,000	—	$—
Series T	744	18,600,000	—	—	—	—	—	—
Series W	2,033	50,825,000	—	—	—	—	—	—
Series TH	1,693	43,325,000	—	—	1,748	43,700,000	—	—
Series F	—	—	—	—	1,513	37,825,000	—	—
Total	4,470	$111,750,000	—	$—	3,971	$99,275,000	—	$—

	Pennsylvania Dividend Advantage (NXM)				Pennsylvania Dividend Advantage 2 (NVY)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	—	$—	—	$—	920	$23,000,000	—	$—
Series T	900	22,500,000	—	—	—	—	—	—
Total	900	$22,500,000	—	$—	920	$23,000,000	—	$—

Nuveen Investments 99

Notes to
Financial Statements (Unaudited) (continued)

Transactions in MTP Shares were as follows:

	New Jersey Dividend Advantage 2 (NUJ)
	Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	3,505,000	$35,050,000	—	$—

	Pennsylvania Dividend Advantage (NXM)				Pennsylvania Dividend Advantage 2 (NVY)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	2,319,000	$23,190,000	—	$—	2,370,000	$23,700,000	—	$—

Transactions in VRDP Shares were as follows:

	New Jersey Investment Quality (NQJ)				New Jersey Premium Quality (NNJ)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	1,443	$144,300,000	—	$—	886	$88,600,000	—	$—

	Pennsylvania Investment Quality (NQP)				Pennsylvania Premium Income 2 (NPY)
	Six Months Ended 10/31/10		Year Ended 4/30/10		Six Months Ended 10/31/10		Year Ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	1,125	$112,500,000	—	$—	1,000	$100,000,000	—	$—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended October 31, 2010, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Purchases	$21,426,173		$7,489,060		$4,926,721		$4,873,717		$284,408
Sales and maturities	29,242,918		8,748,610		6,345,000		5,382,436		—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Purchases	$5,053,164		$10,773,343		$5,388,548		$3,222,187		$909,481
Sales and maturities	12,849,325		14,135,489		3,145,396		3,706,879		585,000

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

100 Nuveen Investments

At October 31, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Cost of investments	$422,386,502		$257,843,528		$134,647,748		$94,795,671		$22,178,409
Gross unrealized:
Appreciation	$17,447,960		$13,297,298		$4,939,240		$3,480,518		$3,081,712
Depreciation	(8,517,864)		(4,219,780)		(2,538,759)		(2,040,302)		13,038
Net unrealized appreciation (depreciation) of investments	$8,930,096		$9,077,518		$2,400,481		$1,440,216		$3,094,750

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Cost of investments	$331,644,037		$300,698,213		$69,604,706		$75,686,162		$16,707,776
Gross unrealized:
Appreciation	$17,367,124		$18,899,290		$3,140,869		$3,717,863		$1,911,198
Depreciation	(2,733,318)		(5,890,540)		(955,849)		(1,317,418)		(1,125)
Net unrealized appreciation (depreciation) of investments	$14,633,806		$13,008,750		$2,185,020		$2,400,445		$1,910,073

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at April 30, 2010, the Funds’ last tax year end, as follows:

	New Jersey	New Jersey	New Jersey		New Jersey		New Jersey
	Investment	Premium	Dividend		Dividend		Municipal
	Quality	Income	Advantage		Advantage 2		Value
	(NQJ )	(NNJ )	(NXJ	)	(NUJ	)	(NJV )
Paid-in-surplus	$(6,098)	$(104)	$10,890		$5,718		$(1,504)
Undistributed (Over-distribution of) net investment income	(3,063)	(5,580)	(17,095)		(7,959)		(2)
Accumulated net realized gain (loss)	9,161	5,684	6,205		2,241		1,506

	Pennsylvania	Pennsylvania		Pennsylvania	Pennsylvania		Pennsylvania
	Investment	Premium		Dividend	Dividend		Municipal
	Quality	Income 2		Advantage	Advantage 2		Value
	(NQP )	(NPY	)	(NXM )	(NVY	)	(NPN	)
Paid-in-surplus	$(13)	$—		$9,685	$15,659		$—
Undistributed (Over-distribution of) net investment income	(40)	(36,586)		(448)	—		(501)
Accumulated net realized gain (loss)	53	36,586		(9,237)	(15,659)		501

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2010, the Funds’ last tax year end, were as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Undistributed net tax-exempt income *	$5,252,067		$3,062,374		$1,620,955		$1,195,653		$64,338
Undistributed net ordinary income **	396		—		6,393		2,296		38,372
Undistributed net long-term capital gains	108,514		142,465		159,911		173,009		—

Nuveen Investments 101

Notes to
Financial Statements (Unaudited) (continued)

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Undistributed net tax-exempt income *	$4,279,165		$4,087,825		$898,342		$1,047,294		$29,892
Undistributed net ordinary income **	—		199		9,081		5,092		13,026
Undistributed net long-term capital gains	—		—		161,770		179,017		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 1, 2010, paid on May 3, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended April 30, 2010, was designated for purposes of the dividends paid deduction as follows:

	New Jersey		New Jersey		New Jersey		New Jersey		New Jersey
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income		Advantage		Advantage 2		Value
	(NQJ	)	(NNJ	)	(NXJ	)	(NUJ	)	(NJV	)
Distributions from net tax-exempt income	$15,878,706		$9,091,092		$5,024,573		$3,617,577		$992,582
Distributions from net ordinary income**	—		125,223		—		—		—
Distributions from net long-term capital gains	—		131,170		59,268		144,777		—

	Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania		Pennsylvania
	Investment		Premium		Dividend		Dividend		Municipal
	Quality		Income 2		Advantage		Advantage 2		Value
	(NQP	)	(NPY	)	(NXM	)	(NVY	)	(NPN	)
Distributions from net tax-exempt income	$13,124,743		$12,185,755		$2,677,713		$3,074,243		$781,221
Distributions from net ordinary income**	8		112,103		—		32,001		—
Distributions from net long-term capital gains	—		—		152,888		256,641		—
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Pennsylvania Investment Quality (NQP)	Pennsylvania Premium Income 2 (NPY)
Expiration:
April 30, 2016	$—	$172,238
April 30, 2017	2,411,512	2,893,165
Total	$2,411,512	$3,065,403

During the Funds’ last tax year ended April 30, 2010, New Jersey Investment Quality (NQJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) utilized $642, $773,504 and $668,100, respectively, of their capital loss carryforwards.

The following Fund has elected to defer net realized losses from investments incurred from November 1, 2009 through April 30, 2010, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	New Jersey
	Municipal
	Value
	(NJV	)
Post-October capital losses	$18,711

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components — a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

102 Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

New Jersey Investment Quality (NQJ)
New Jersey Premium Income (NNJ)
Pennsylvania Investment Quality (NQP)
Pennsylvania Premium Income 2 (NPY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New Jersey Dividend Advantage (NXJ)
New Jersey Dividend Advantage 2 (NUJ)
Pennsylvania Dividend Advantage (NXM)
Pennsylvania Dividend Advantage 2 (NVY)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

New Jersey Municipal Value (NJV)
Pennsylvania Municipal Value (NPN)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. As of October 31, 2010, the complex-level fee rate was .1809%.

Nuveen Investments 103

Notes to
Financial Statements (Unaudited) (continued)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of New Jersey Dividend Advantage’s (NXJ) and Pennsylvania Dividend Advantage’s (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30
* From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2’s (NUJ) and Pennsylvania Dividend Advantage 2’s (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30
* From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, the Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the footnote disclosures, if any.

9. Subsequent Events

MuniFund Term Preferred Shares
Subsequent to the reporting period, Pennsylvania Dividend Advantage (NVY) successfully completed the issuance of an additional $850,000 of 2.15%, Series 2015 MTP.

104 Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments 105

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2011(f)	$14.44	$.43	$.34	$(.01)	$—	$.76	$(.41)	$—	$(.41)	$—		$14.79	$14.71
2010	13.00	.92	1.31	(.03)	—	2.20	(.76)	—	(.76)	—		14.44	13.56
2009	14.26	.91	(1.22)	(.18)	(.03)	(.52)	(.65)	(.09)	(.74)	—	*	13.00	11.37
2008	14.96	.92	(.67)	(.26)	(.01)	(.02)	(.65)	(.03)	(.68)	—		14.26	13.09
2007(g)	14.53	.75	.47	(.20)	(.01)	1.01	(.55)	(.03)	(.58)	—		14.96	14.30
Year Ended 6/30:
2006	15.61	.91	(.75)	(.18)	(.03)	(.05)	(.79)	(.24)	(1.03)	—		14.53	13.70
2005	14.69	.95	1.13	(.10)	(.01)	1.97	(.94)	(.11)	(1.05)	—		15.61	15.25

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2011(f)	14.96	.44	.29	(.01)	—	.72	(.41)	—	(.41)	—		15.27	15.29
2010	13.83	.90	1.02	(.03)	— *	1.89	(.74)	(.02)	(.76)	—		14.96	14.19
2009	14.64	.88	(.78)	(.17)	(.03)	(.10)	(.63)	(.08)	(.71)	—	*	13.83	11.96
2008	15.23	.90	(.53)	(.25)	(.01)	.11	(.66)	(.04)	(.70)	—		14.64	13.48
2007(g)	14.79	.74	.49	(.20)	— *	1.03	(.58)	(.01)	(.59)	—		15.23	15.12
Year Ended 6/30:
2006	16.05	.90	(.85)	(.17)	(.04)	(.16)	(.79)	(.31)	(1.10)	—		14.79	14.16
2005	15.35	.94	1.01	(.10)	(.01)	1.84	(.92)	(.22)	(1.14)	—		16.05	15.76

	Auction Rate Preferred Shares at End of Period			Variable Rate Demand Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New Jersey Investment Quality (NQJ)
Year Ended 4/30:
2011(f)	$—	$—	$—	$144,300	$100,000	$309,616
2010	143,450	25,000	76,478	—	—	—
2009	149,825	25,000	69,373	—	—	—
2008	162,000	25,000	70,092	—	—	—
2007(g)	162,000	25,000	72,284	—	—	—
Year Ended 6/30:
2006	162,000	25,000	70,917	—	—	—
2005	162,000	25,000	74,241	—	—	—

New Jersey Premium Income (NNJ)
Year Ended 4/30:
2011(f)	—	—	—	88,600	100,000	307,453
2010	87,875	25,000	76,216	—	—	—
2009	91,600	25,000	70,422	—	—	—
2008	91,600	25,000	73,137	—	—	—
2007(g)	91,600	25,000	75,093	—	—	—
Year Ended 6/30:
2006	91,600	25,000	73,635	—	—	—
2005	91,600	25,000	77,724	—	—	—

106 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

11.63%	5.32%	$302,476	1.35	%**	1.24	%**	5.84	%**	5%
26.39	17.23	295,382	1.16		1.16		6.57		4
(7.10)	(3.41)	265,928	1.29		1.29		6.94		1
(3.64)	(.08)	292,194	1.23		1.23		6.30		17
8.75	7.05	306,402	1.20	**	1.20	**	6.04	**	7

(3.62)	(.31)	297,539	1.21		1.21		6.05		17
15.13	13.81	319,083	1.21		1.21		6.22		15

10.71	4.84	183,803	1.39	**	1.28	**	5.73	**	3
25.45	13.90	180,024	1.19		1.19		6.19		3
(5.69)	(.40)	166,428	1.28		1.28		6.44		1
(6.18)	.77	176,374	1.24		1.24		6.04		19
11.10	7.03	183,540	1.21	**	1.21	**	5.83	**	6

(3.36)	(1.04)	178,199	1.19		1.19		5.81		12
19.43	12.31	193,182	1.18		1.18		5.91		21

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended October 31, 2010.
(g)	For the ten months ended April 30, 2007.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 107

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2011(f)	$14.51	$.45	$.27	$(.01)	$—	$.71	$(.41)	$—	$(.41)	$—		$14.81	$14.75
2010	12.97	.91	1.42	(.03)	— *	2.30	(.75)	(.01)	(.76)	—		14.51	13.48
2009	14.26	.91	(1.27)	(.16)	(.03)	(.55)	(.66)	(.08)	(.74)	—	*	12.97	11.15
2008	15.09	.94	(.80)	(.25)	(.01)	(.12)	(.68)	(.03)	(.71)	—		14.26	13.11
2007(g)	14.68	.78	.47	(.19)	— *	1.06	(.64)	(.01)	(.65)	—		15.09	15.75
Year Ended 6/30:
2006	15.63	.95	(.77)	(.18)	(.01)	(.01)	(.84)	(.10)	(.94)	—		14.68	14.35
2005	14.59	.98	1.09	(.10)	—	1.97	(.93)	—	(.93)	—		15.63	15.38

New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2011(f)	14.47	.46	.29	(.01)	—	.74	(.43)	—	(.43)	—		14.78	15.02
2010	12.93	.94	1.45	(.03)	(.01)	2.35	(.78)	(.03)	(.81)	—		14.47	14.68
2009	14.35	.95	(1.42)	(.17)	(.02)	(.66)	(.69)	(.07)	(.76)	—	*	12.93	11.46
2008	15.31	.97	(.79)	(.23)	(.05)	(.10)	(.71)	(.15)	(.86)	—		14.35	13.59
2007(g)	14.87	.83	.47	(.20)	— *	1.10	(.66)	— *	(.66)	—		15.31	16.50
Year Ended 6/30:
2006	15.79	.99	(.76)	(.19)	(.01)	.03	(.86)	(.09)	(.95)	—		14.87	14.90
2005	14.62	1.00	1.25	(.11)	—	2.14	(.92)	(.05)	(.97)	—		15.79	15.90
	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share
New Jersey Dividend Advantage (NXJ)
Year Ended 4/30:
2011(f)	$43,925	$25,000	$80,388	$—	$—	$—	$—		$—
2010	43,925	25,000	79,240	—	—	—	—		—
2009	47,025	25,000	70,311	—	—	—	—		—
2008	48,000	25,000	73,834	—	—	—	—		—
2007(g)	48,000	25,000	76,668	—	—	—	—		—
Year Ended 6/30:
2006	48,000	25,000	75,197	—	—	—	—		—
2005	48,000	25,000	78,386	—	—	—	—		—
New Jersey Dividend Advantage 2 (NUJ)
Year Ended 4/30:
2011(f)	—	—	—	35,050	10.00	9.91	9.94	^	29.07
2010	31,225	25,000	77,370	—	—	—	—		—
2009	32,600	25,000	69,828	—	—	—	—		—
2008	34,500	25,000	72,032	—	—	—	—		—
2007(g)	34,500	25,000	75,172	—	—	—	—		—
Year Ended 6/30:
2006	34,500	25,000	73,659	—	—	—	—		—
2005	34,500	25,000	76,617	—	—	—	—		—

108 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

12.63%	4.95%	$97,316	1.21	%**	1.21	%**	5.96	%**	1.14	%**	1.14	%**	6.03	%**	4%
28.17	18.03	95,300	1.18		1.18		6.35		1.04		1.04		6.49		4
(8.95)	(3.63)	85,230	1.29		1.29		6.74		1.06		1.06		6.98		—	***
(12.31)	(.81)	93,762	1.20		1.20		6.10		.90		.90		6.40		17
14.37	7.26	99,203	1.20	**	1.20	**	5.85	**	.84	**	.84	**	6.22	**	9

(.78)	(.05)	96,378	1.19		1.19		5.83		.77		.77		6.26		16
19.97	13.80	102,502	1.19		1.19		5.94		.75		.75		6.38		17

5.33	5.13	66,832	1.36	**	1.18	**	6.01	**	1.21	**	1.03	**	6.16	**	5
35.95	18.55	65,410	1.22		1.22		6.54		1.00		1.00		6.76		4
(9.75)	(4.36)	58,456	1.33		1.33		6.95		1.03		1.03		7.25		—	***
(12.41)	(.60)	64,904	1.25		1.25		6.16		.87		.87		6.54		16
15.40	7.50	69,238	1.24	**	1.24	**	6.03	**	.80	**	.80	**	6.47	**	11

(.49)	.25	67,150	1.23		1.23		5.99		.78		.78		6.45		13
23.39	15.00	71,231	1.23		1.23		6.09		.78		.78		6.53		11

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended October 31, 2010.
(g)	For the ten months ended April 30, 2007.
*	Rounds to less than $.01 per share.
**	Annualized.
***	Rounds to less than 1%.
^	For the period October 1, 2010 (issuance date of shares) through October 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 109

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired		Offering Costs		Ending Common Share Net Asset Value	Ending Market Value
New Jersey Municipal Value (NJV)
Year Ended 4/30:
2011(f)	$15.84	$.41	$.41	N/A	N/A	$.82	$(.38)	$—	$(.38)	$—		$—		$16.28	$15.69
2010	14.29	.70	1.55	N/A	N/A	2.25	(.70)	—	(.70)	—		—	*	15.84	15.21
2009(g)	14.33	(.01)	—	N/A	N/A	(.01)	—	—	—	—		(.03)		14.29	15.00

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2011(f)	14.82	.48	.34	$(.01)	$—	.81	(.45)	—	(.45)	—		—		15.18	14.78
2010	13.53	.96	1.16	(.03)	—	2.09	(.80)	—	(.80)	—	*	—		14.82	13.64
2009	14.39	.96	(.94)	(.20)	—	(.18)	(.68)	—	(.68)	—	*	—		13.53	11.34
2008	15.19	.95	(.81)	(.29)	—	(.15)	(.66)	—	(.66)	.01		—		14.39	13.10
2007(h)	14.71	.77	.47	(.23)	—	1.01	(.53)	—	(.53)	—		—		15.19	14.01
Year Ended 6/30:
2006	15.73	.90	(.87)	(.21)	(.02)	(.20)	(.71)	(.11)	(.82)	—		—		14.71	12.95
2005	14.92	.92	1.05	(.12)	(.01)	1.84	(.89)	(.14)	(1.03)	—		—		15.73	15.16

	Auction Rate Preferred Shares at End of Period			Variable Rate Demand Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New Jersey Municipal Value (NJV)
Year Ended 4/30:
2011(f)	N/A	N/A	N/A	$—	$—	$—
2010	N/A	N/A	N/A	—	—	—
2009(g)	N/A	N/A	N/A	—	—	—

Pennsylvania Investment Quality (NQP)
Year Ended 4/30:
2011(f)	$—	$—	$—	112,500	100,000	317,035
2010	111,750	25,000	78,326	—	—	—
2009	111,750	25,000	73,849	—	—	—
2008	132,000	25,000	69,039	—	—	—
2007(h)	132,000	25,000	71,902	—	—	—
Year Ended 6/30:
2006	132,000	25,000	70,401	—	—	—
2005	132,000	25,000	73,554	—	—	—

110 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income (Loss	)	Portfolio Turnover Rate

5.75%	5.25%	$25,406.80		%**	.74	%**	5.09	%**	—%
6.32	16.05	24,722.82			.76		4.63		5
—	(.24)	20,891.64		**	.64	**	(.64	)**	0

11.77	5.50	244,164	1.40	**	1.23	**	6.33	**	1
27.87	15.74	238,368	1.23		1.16		6.72		6
(7.99)	(1.01)	218,353	1.50		1.31		7.23		3
(1.78)	(.92)	232,528	1.65		1.27		6.48		20
12.41	6.89	247,644	1.54	**	1.25	**	6.06	**	16

(9.47)	(1.34)	239,718	1.23		1.23		5.87		20
19.53	12.67	256,365	1.23		1.23		5.96		18

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended October 31, 2010.
(g)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
(h)	For the ten months ended April 30, 2007.
N/A	Fund does not issue Auction Rate Preferred shares.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 111

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2011(f)	$14.11	$.44	$.44	$(.01)	$—	$.87	$(.42)	$—	$(.42)	$—		$14.56	$14.25
2010	12.72	.91	1.28	(.03)	—	2.16	(.77)	—	(.77)	—	**	14.11	12.91
2009	13.74	.91	(1.12)	(.19)	—	(.40)	(.62)	—	(.62)	—	**	12.72	10.60
2008	14.70	.90	(.94)	(.26)	(.02)	(.32)	(.61)	(.04)	(.65)	.01		13.74	12.30
2007(g)	14.22	.74	.50	(.21)	—	1.03	(.55)	—	(.55)	—		14.70	13.67
Year Ended 6/30:
2006	15.32	.89	(.80)	(.18)	(.03)	(.12)	(.77)	(.21)	(.98)	—		14.22	12.96
2005	14.74	.92	.88	(.10)	(.01)	1.69	(.93)	(.18)	(1.11)	—		15.32	15.16

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2011(f)	14.73	.47	.42	(.01)	—	.88	(.43)	—	(.43)	—		15.18	14.99
2010	13.09	.96	1.55	(.03)	(.01)	2.47	(.79)	(.04)	(.83)	—	**	14.73	13.77
2009	14.47	.97	(1.47)	(.18)	—	(.68)	(.70)	—	(.70)	—	**	13.09	11.31
2008	15.36	.97	(.84)	(.25)	(.02)	(.14)	(.70)	(.05)	(.75)	—		14.47	13.61
2007(g)	14.95	.82	.46	(.21)	—	1.07	(.66)	—	(.66)	—		15.36	15.70
Year Ended 6/30:
2006	15.93	.98	(.78)	(.19)	(.01)	—	(.88)	(.10)	(.98)	—		14.95	15.10
2005	15.32	.99	1.06	(.10)	(.02)	1.93	(.96)	(.36)	(1.32)	—		15.93	16.14

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period					Variable Rate Demand Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Pennsylvania Premium Income 2 (NPY)
Year Ended 4/30:
2011(f)	$—	$—	$—	$—	$—	$—	$—	$—	$100,000	$100,000	$326,999
2010	99,275	25,000	80,430	—	—	—	—	—	—	—	—
2009	99,275	25,000	75,047	—	—	—	—	—	—	—	—
2008	118,100	25,000	70,566	—	—	—	—	—	—	—	—
2007(g)	118,100	25,000	74,249	—	—	—	—	—	—	—	—
Year Ended 6/30:
2006	118,100	25,000	72,655	—	—	—	—	—	—	—	—
2005	118,100	25,000	76,307	—	—	—	—	—	—	—	—

Pennsylvania Dividend Advantage (NXM)
Year Ended 4/30:
2011(f)	—	—	—	23,190	10.00	9.97	9.98^	31.75	—	—	—
2010	22,500	25,000	79,372	—	—	—	—	—	—	—	—
2009	22,500	25,000	73,430	—	—	—	—	—	—	—	—
2008	25,000	25,000	73,211	—	—	—	—	—	—	—	—
2007(g)	25,000	25,000	76,160	—	—	—	—	—	—	—	—
Year Ended 6/30:
2006	25,000	25,000	74,660	—	—	—	—	—	—	—	—
2005	25,000	25,000	77,712	—	—	—	—	—	—	—	—

112 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

13.78%	6.21%	$226,999	1.37	%***	1.22	%***	6.08	%***	N/A		N/A		N/A		3%
29.70	17.35	220,113	1.21		1.16		6.67		N/A		N/A		N/A		5
(8.43)	(2.65)	198,739	1.35		1.31		7.28		N/A		N/A		N/A		6
(5.26)	(2.06)	215,252	1.55		1.28		6.36		N/A		N/A		N/A		27
9.83	7.31	232,650	1.40	***	1.21	***	6.08	***	N/A		N/A		N/A		15

(8.42)	(.80 )*	225,121	1.20		1.20		6.01		N/A		N/A		N/A		18
17.79	11.80	242,373	1.19		1.19		6.09		N/A		N/A		N/A		22

12.11	6.05	50,433	1.36	***	1.19	***	6.06	***	1.28	%***	1.12	%***	6.14	%***	4
29.85	19.29	48,934	1.26		1.23		6.66		1.11		1.09		6.81		5
(11.67)	(4.57)	43,587	1.37		1.36		7.17		1.14		1.14		7.39		4
(8.46)	(.87)	48,211	1.39		1.28		6.26		1.09		.98		6.55		20
8.40	7.22	51,160	1.33	***	1.27	***	5.99	***	.96	***	.90	***	6.36	***	11

(.56)	(.01)	49,660	1.25		1.25		5.90		.82		.82		6.33		12
21.84	13.02	52,712	1.23		1.23		5.82		.79		.79		6.27		13

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares, MuniFund Term Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders, Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended October 31, 2010.
(g)	For the ten months ended April 30, 2007.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*
During the fiscal year ended June 30, 2006, Pennsylvania Premium Income 2 (NPY) received a payment from the Adviser of $27,169, to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return Based on Common Share Net Asset Value.

**	Rounds to less than $.01 per share.
***	Annualized.
^	For the period October 4, 2010 (issuance date of shares) through October 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 113

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repur- chased and Retired	Offering Costs		Ending Common Share Net Asset Value	Ending Market Value
Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2011(f)	$14.74	$.49	$.38	$(.01)	$—	$.86	$(.45)	$—	$(.45)	$—	$—		$15.15	$15.00
2010	13.42	.97	1.27	(.02)	(.01)	2.21	(.82)	(.07)	(.89)	—	—		14.74	14.19
2009	14.49	.99	(1.17)	(.19)	— *	(.37)	(.70)	— *	(.70)	—	—		13.42	11.45
2008	15.34	.99	(.80)	(.26)	(.02)	(.09)	(.71)	(.05)	(.76)	—	—		14.49	13.40
2007(g)	14.93	.83	.44	(.21)	(.01)	1.05	(.62)	(.02)	(.64)	—	—		15.34	15.18
Year Ended 6/30:
2006	15.89	.98	(.85)	(.19)	(.01)	(.07)	(.79)	(.10)	(.89)	—	—		14.93	14.16
2005	14.87	.97	1.08	(.11)	—	1.94	(.88)	(.04)	(.92)	—	—		15.89	14.90

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2011(f)	15.46	.39	.37	N/A	N/A	.76	(.39)	—	(.39)	—	—		15.83	15.61
2010	14.29	.70	1.19	N/A	N/A	1.89	(.72)	—	(.72)	—	—	*	15.46	15.43
2009(h)	14.33	(.01)	—	N/A	N/A	(.01)	—	—	—	—	(.03)		14.29	15.05

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Auction Rate Preferred Shares and MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Pennsylvania Dividend Advantage 2 (NVY)
Year Ended 4/30:
2011(f)	$23,000	$25,000	$55,227	$23,700	$10.00	$9.98	$9.96	^	$22.09	$2.21
2010	23,000	25,000	84,696	—	—	—	—		—	—
2009	23,000	25,000	79,340	—	—	—	—		—	—
2008	28,500	25,000	72,366	—	—	—	—		—	—
2007(g)	28,500	25,000	75,124	—	—	—	—		—	—
Year Ended 6/30:
2006	28,500	25,000	73,769	—	—	—	—		—	—
2005	28,500	25,000	76,907	—	—	—	—		—	—

Pennsylvania Municipal Value (NPN)
Year Ended 4/30:
2011(f)	N/A	N/A	N/A	—	—	—	—		—	—
2010	N/A	N/A	N/A	—	—	—	—		—	—
2009(h)	N/A	N/A	N/A	—	—	—	—		—	—

114 Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income (Loss	)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income (Loss	)	Portfolio Turnover Rate

8.92%	5.86%	$56,464	1.24	%**	1.15	%**	6.27	%**	1.09	%**	1.00	%**	6.42	%**	4%
32.47	16.80	54,920	1.30		1.22		6.61		1.08		1.00		6.83		5
(9.16)	(2.33)	49,993	1.37		1.36		7.07		1.06		1.05		7.38		4
(6.81)	(.60)	53,997	1.40		1.29		6.29		1.02		.91		6.66		27
11.88	7.14	57,142	1.33	**	1.27	**	6.03	**	.89	**	.83	**	6.47	**	13

.88	(.46)	55,597	1.24		1.24		5.93		.79		.79		6.38		13
17.63	13.37	59,174	1.23		1.23		5.80		.79		.79		6.24		8

3.69	4.94	19,297.81		**	.81	**	5.00	**	N/A		N/A		N/A		3
7.52	13.49	18,805.82			.82		4.68		N/A		N/A		N/A		5
.33	(.31)	15,816.66		**	.66	**	(.66	)**	N/A		N/A		N/A		0

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, both each as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended October 31, 2010.
(g)	For the ten months ended April 30, 2007.
(h)	For the period April 28, 2009 (commencement of operations) through April 30, 2009.
N/A	Fund does not issue Auction Rate Preferred shares or have a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.
^	For the period October 27, 2010 (issuance date of shares) through October 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 115

Annual Investment Management
Agreement Approval Process (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each, an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the

116 Nuveen Investments

Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen’s efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that the Adviser or its affiliates provide to closed-end funds, including, in particular, Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal

Nuveen Investments 117

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser
The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). Moreover, the Board reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen New Jersey Municipal Value Fund (the “New Jersey Value Fund”) and the Nuveen Pennsylvania Municipal Value Fund (the “Pennsylvania Value Fund”)) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that the Nuveen Pennsylvania Dividend Advantage Municipal Fund and the Nuveen New Jersey Dividend Advantage Municipal Fund 2 generally demonstrated favorable performance in comparison to peers, performing in the top two quartiles in the one-, three- and five-year periods ending March 31, 2010. The performance of the

118 Nuveen Investments

Nuveen Pennsylvania Premium Income Municipal Fund 2 (the “Pennsylvania Premium Fund 2”) and the Nuveen New Jersey Dividend Advantage Municipal Fund was over time satisfactory compared to peers, falling within the second or third quartile over various periods. While the Nuveen New Jersey Investment Quality Municipal Fund, Inc. (the “New Jersey Investment Quality Fund”), the Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (the “Pennsylvania Dividend Advantage Fund 2”), the Nuveen Pennsylvania Investment Quality Municipal Fund (the “Pennsylvania Investment Quality Fund”) and the Nuveen New Jersey Premium Income Municipal Fund, Inc. (the “New Jersey Premium Fund”) lagged their peers somewhat in the short-term one-year period, they demonstrated more favorable performance in the longer three- and five-year periods. The Board Members further recognized that the New Jersey Value Fund and the Pennsylvania Value Fund are relatively new funds, each with a performance history that is generally too short for a meaningful assessment of performance.

C. Fees, Expenses and Profitability

1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers, including, in particular, the New Jersey Value Fund and the Pennsylvania Value Fund.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In their review, the Independent Board Members noted that the New Jersey Value Fund and the Pennsylvania Value Fund had net management fees above the peer average; however, the available peer set was limited as noted above. The New Jersey Investment Quality Fund, the New Jersey Premium Fund, the Pennsylvania

 Nuveen Investments 119

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

Investment Quality Fund and the Pennsylvania Premium Fund 2 had net advisory fees above the peer average, but the net expense ratios were below, at or near the peer expense ratio average. Each other Fund had management fees and/or a net expense ratio below, at or near (within 5 basis points or less) the peer average of its Peer Group or Peer Universe.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin

120 Nuveen Investments

compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

Nuveen Investments 121

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

122 Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

Nuveen Investments 123

Reinvest Automatically
Easily and Conveniently (continued)

per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

124 Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Nuveen Investments 125

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

126 Nuveen Investments

Notes

Nuveen Investments 127

Notes

128 Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

Fund	Common Shares Repurchased	Auction Rate Preferred Shares Redeemed
NQJ	—	5,738
NNJ	—	3,515
NXJ	—	—
NUJ	—	1,249
NJV	—	N/A
NQP	—	4,470
NPY	—	3,971
NXM	—	900
NVY	—	920	*
NPN	—	N/A

N/A – Fund does not issue auction rate preferred shares.
* Includes auction rate preferred shares noticed for redemption at the end of the reporting.

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 129

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1010D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: January 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: January 7, 2011